UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21774
                                       -------------------

                        First Trust Exchange-Traded Fund
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
     -----------------------------------------------------------------------
     (Address of principal executive offices)                     (Zip code)

                       W. Scott Jardine, Esq., Secretary
                        First Trust Exchange-Traded Fund
                            First Trust Advisors L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 630-241-4141
                                                    ------------------

Date of fiscal year end:  December 31
                          -------------------

Date of reporting period: September 30, 2007
                          -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington,
DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.




FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.3%
           AEROSPACE & DEFENSE--0.7%
  1,683    American Science & Engineering, Inc.                 $    105,456
  1,618    LMI Aerospace, Inc. (a)                                    37,457
                                                                ------------
                                                                     142,913
                                                                ------------
           AIR FREIGHT & LOGISTICS--0.2%
  1,566    Park-Ohio Holdings Corp. (a)                               40,638
                                                                ------------
           AIRLINES--0.7%
  2,548    Allegiant Travel Co. (a)                                   77,255
  3,388    Pinnacle Airlines Corp. (a)                                54,276
                                                                ------------
                                                                     131,531
                                                                ------------
           AUTO COMPONENTS--1.6%
  4,001    Aftermarket Technology Corp. (a)                          126,992
  5,526    Spartan Motors, Inc.                                       93,003
  3,987    Superior Industries International, Inc.                    86,478
                                                                ------------
                                                                     306,473
                                                                ------------
           BEVERAGES--0.6%
  1,883    Boston Beer Co., Inc. (a)                                  91,627
  1,694    MGP Ingredients, Inc.                                      17,397
                                                                ------------
                                                                     109,024
                                                                ------------
           BUILDING PRODUCTS--0.7%
  5,124    Gibraltar Industries, Inc.                                 94,794
  3,117    Insteel Industries, Inc.                                   47,846
                                                                ------------
                                                                     142,640
                                                                ------------
           CAPITAL MARKETS--1.0%
  4,148    Calamos Asset Management, Inc., Class A                   117,098
  6,417    TradeStation Group, Inc. (a)                               74,886
                                                                ------------
                                                                     191,984
                                                                ------------
           CHEMICALS--3.3%
  3,392    American Vanguard Corp.                                    66,212
  3,095    Flotek Industries, Inc. (a)                               136,644
  4,766    ICO, Inc. (a)                                              67,105
  2,855    Koppers Holdings, Inc.                                    110,232
  4,450    Landec Corp. (a)                                           68,797
  2,259    LSB Industries, Inc. (a)                                   53,425
  1,634    Penford Corp.                                              61,602
  4,408    A. Schulman, Inc.                                          86,970
                                                                ------------
                                                                     650,987
                                                                ------------


See Notes to Quarterly Portfolio of Investments                          Page 1

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS--6.9%
  2,318    Bank of the Ozarks, Inc.                             $     70,769
  3,965    Cascade Bancorp                                            88,261
  4,136    Chemical Financial Corp.                                  100,298
  3,094    City Holding Co.                                          112,652
  3,526    CoBiz Financial, Inc.                                      60,365
  5,505    Community Bank System, Inc.                               107,458
  2,191    Greene Bancshares, Inc.                                    79,862
  2,540    Independent Bank Corp.                                     75,438
  4,090    Nara Bancorp, Inc.                                         63,886
  6,134    NBT Bancorp, Inc.                                         133,352
  4,051    PrivateBancorp, Inc.                                      141,136
  3,898    Renasant Corp.                                             84,314
  2,800    Seacoast Banking Corp. of Florida                          52,360
  4,758    Texas Capital Bancshares, Inc. (a)                        103,439
  2,856    West Coast Bancorp                                         81,139
                                                                ------------
                                                                   1,354,729
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--6.7%
  2,901    American Ecology Corp.                                     61,472
  5,104    Bowne & Co., Inc.                                          85,033
  9,664    CBIZ, Inc. (a)                                             76,829
  2,405    CDI Corp.                                                  67,051
  2,475    COMSYS IT Partners, Inc. (a)                               41,605
  1,852    Cornell Cos., Inc. (a)                                     43,615
  2,147    CRA International, Inc. (a)                               103,464
  4,677    Ennis, Inc.                                               103,081
  4,614    Hudson Highland Group, Inc.(a)                             58,736
  1,240    ICF International, Inc. (a)                                34,199
  5,100    Innerworkings, Inc. (a)                                    87,873
  7,518    Kforce, Inc. (a)                                           96,681
  4,398    LECG Corp. (a)                                             65,530
  6,468    On Assignment, Inc. (a)                                    60,411
  3,195    Pike Electric Corp. (a)                                    59,938
  1,968    Schawk, Inc.                                               44,418
 10,409    Spherion Corp. (a)                                         85,978
  3,315    Team, Inc. (a)                                             90,765
  1,219    Waste Industries USA, Inc.                                 34,888
                                                                ------------
                                                                   1,301,567
                                                                ------------
           COMMUNICATION EQUIPMENT--1.6%
  3,157    Anaren, Inc. (a)                                           44,514
  8,141    C-COR, Inc. (a)                                            93,540
  2,817    EMS Technologies, Inc. (a)                                 69,101
  6,792    Ixia (a)                                                   59,226
  3,826    Oplink Communications, Inc.(a)                             52,263
                                                                ------------
                                                                     318,644
                                                                ------------


See Notes to Quarterly Portfolio of Investments                          Page 2

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           COMPUTERS & PERIPHERALS--0.7%
  3,843    STEC, Inc. (a)                                       $     29,322
  3,846    Stratasys, Inc. (a)                                       105,996
                                                                ------------
                                                                     135,318
                                                                ------------
           CONSTRUCTION & ENGINEERING--0.9%
  1,895    Integrated Electrical Services, Inc. (a)                   48,531
  1,281    Michael Baker Corp. (a)                                    62,782
  1,644    Northwest Pipe Co. (a)                                     62,176
                                                                ------------
                                                                     173,489
                                                                ------------
           CONSUMER FINANCE--0.6%
  5,211    First Cash Financial Services, Inc. (a)                   122,042
                                                                ------------
           DIVERSIFIED CONSUMER SERVICES--0.6%
    978    CPI Corp.                                                  37,673
  4,383    Universal Technical Institute, Inc. (a)                    78,894
                                                                ------------
                                                                     116,567
                                                                ------------
           DIVERSIFIED FINANCIAL SERVICES--0.4%
  1,994    ASTA Funding, Inc.                                         76,410
                                                                ------------
           DIVERSIFIED TELECOMMUNICATIONS--2.4%
  7,862    Alaska Communications Systems Group, Inc.                 113,606
  1,755    Atlantic Tele-Network, Inc.                                63,794
  3,732    Consolidated Communications Holdings, Inc.                 73,185
  5,063    FairPoint Communications, Inc.                             95,488
  5,781    Iowa Telecommunications Services, Inc.                    114,753
                                                                ------------
                                                                     460,826
                                                                ------------
           ELECTRICAL EQUIPMENT--0.8%
  2,175    Azz, Inc. (a)                                              76,038
  3,687    LSI Industries, Inc.                                       75,657
                                                                ------------
                                                                     151,695
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.9%
  6,604    CTS Corp.                                                  85,192
  2,809    FARO Technologies, Inc. (a)                               124,017
 15,411    Kemet Corp. (a)                                           113,271
  3,449    LoJack Corp. (a)                                           65,393
  6,876    Methode Electronics, Inc.                                 103,484
  3,406    Park Electrochemical Corp.                                114,373
  3,034    SYNNEX Corp. (a)                                           62,379
  7,686    TTM Technologies, Inc. (a)                                 88,927
                                                                ------------
                                                                     757,036
                                                                ------------


See Notes to Quarterly Portfolio of Investments                          Page 3

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES--4.5%
  4,789    Bronco Drilling Co., Inc. (a)                        $     70,877
  1,313    Dawson Geophysical Co. (a)                                101,771
  2,045    Gulf Island Fabrication, Inc.                              78,508
  4,894    Matrix Service Co. (a)                                    102,529
 16,449    Newpark Resources, Inc. (a)                                88,167
    841    OYO Geospace Corp. (a)                                     77,969
  9,123    Pioneer Drilling Co. (a)                                  111,118
  2,126    Superior Well Services, Inc. (a)                           48,324
  2,239    T-3 Energy Services, Inc. (a)                              95,471
  2,320    Trico Marine Services, Inc. (a)                            69,136
  2,049    Union Drilling, Inc. (a)                                   29,874
                                                                ------------
                                                                     873,744
                                                                ------------
           FOOD & STAPLES RETAILING--1.2%
  2,467    Nash Finch Co.                                             98,260
  2,211    PriceSmart, Inc.                                           52,180
  3,923    Spartan Stores, Inc.                                       88,385
                                                                ------------
                                                                     238,825
                                                                ------------
           FOOD PRODUCTS--0.9%
 13,147    Darling International, Inc. (a)                           130,024
  1,534    Imperial Sugar Co.                                         40,083
                                                                     170,107
                                                                ------------
           GAS UTILITIES--0.6%
  3,722    Laclede Group (The), Inc.                                 120,146
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.4%
  2,021    Aspect Medical Systems, Inc. (a)                           27,425
  1,292    Cynosure, Inc. (a)                                         47,675
  2,358    Datascope Corp.                                            79,724
  2,464    ICU Medical, Inc. (a)                                      95,480
  3,353    IRIS International, Inc. (a)                               64,378
  2,058    Kensey Nash Corp. (a)                                      53,734
  2,710    Medical Action Industries, Inc. (a)                        64,119
  3,263    Natus Medical, Inc. (a)                                    52,012
  5,653    Quidel Corp. (a)                                          110,572
  5,947    Symmetry Medical, Inc. (a)                                 99,315
  1,492    Vital Signs, Inc.                                          77,793
  3,684    Zoll Medical Corp. (a)                                     95,489
                                                                ------------
                                                                     867,716
                                                                ------------
           HEALTH CARE PROVIDERS & SERVICES--5.9%
  1,970    Air Methods Corp. (a)                                      91,014
  4,524    Alliance Imaging, Inc. (a)                                 40,987
  2,295    American Dental Partners, Inc. (a)                         64,283
  2,163    Bio-Reference Laboratories, Inc. (a)                       73,023
  5,443    Cross Country Healthcare, Inc. (a)                         95,089
  1,702    Emergency Medical Services Corp. (a)                       51,486


See Notes to Quarterly Portfolio of Investments                          Page 4

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
  4,767    Gentiva Health Services, Inc. (a)                    $     91,574
  3,946    Matria Healthcare, Inc. (a)                               103,227
  2,380    Medcath Corp. (a)                                          65,355
  2,211    MWI Veterinary Supply, Inc. (a)                            83,465
  6,039    Odyssey HealthCare, Inc. (a)                               58,035
  2,139    Providence Service (The) Corp. (a)                         62,801
  3,213    RehabCare Group, Inc. (a)                                  56,517
  4,590    Res-Care, Inc. (a)                                        104,836
  7,022    Sun Healthcare Group, Inc. (a)                            117,337
                                                                ------------
                                                                   1,159,029
                                                                ------------
           HEALTH CARE TECHNOLOGY--0.2%
  1,876    Computer Programs & Systems, Inc.                          49,451
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--4.5%
  5,457    AFC Enterprises (a)                                        82,128
  3,323    BJ'S Restaurants, Inc. (a)                                 69,949
  2,828    Buffalo Wild Wings, Inc. (a)                              106,672
  5,351    California Pizza Kitchen, Inc. (a)                         94,017
  3,943    Marcus (The) Corp.                                         75,706
  2,607    McCormick & Schmick's Seafood Restaurants, Inc. (a)        49,090
  2,164    Monarch Casino & Resort, Inc. (a)                          61,566
  2,047    Morton's Restaurant Group, Inc. (a)                        32,547
  2,483    Peet's Coffee & Tea, Inc. (a)                              69,301
  2,812    Red Robin Gourmet Burgers, Inc. (a)                       120,634
  4,764    Steak N Shake (The) Co. (a)                                71,508
  2,464    Town Sports International Holdings, Inc. (a)               37,477
                                                                ------------
                                                                     870,595
                                                                ------------
           HOUSEHOLD DURABLES--1.1%
  5,226    Helen of Troy Ltd. (a)                                    100,914
  1,752    Lifetime Brands, Inc.                                      35,548
  2,641    Universal Electronics, Inc. (a)                            85,833
                                                                ------------
                                                                     222,295
                                                                ------------
           HOUSEHOLD PRODUCTS--0.5%
  3,051    WD-40 Co.                                                 104,161
                                                                ------------
           INDUSTRIAL CONGLOMERATES--0.7%
  3,329    Raven Industries, Inc.                                    133,326
                                                                ------------
           INSURANCE--2.9%
  9,785    American Equity Investment Life Holding Co.               104,210
  1,885    American Physicians Capital, Inc.                          73,440
  2,789    First Mercury Financial Corp. (a)                          59,991
  6,616    Meadowbrook Insurance Group, Inc. (a)                      59,610
  4,834    OneBeacon Insurance Group Ltd.                            104,173
  2,869    Seabright Insurance Holdings (a)                           48,974


See Notes to Quarterly Portfolio of Investments                          Page 5

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           INSURANCE (CONTINUED)
  3,144    Stewart Information Services Corp.                   $    107,745
                                                                ------------
                                                                     558,143
                                                                ------------
           INTERNET & CATALOG RETAIL--1.1%
  3,517    FTD Group, Inc.                                            52,333
  2,549    Gaiam, Inc. (a)                                            61,252
  4,476    PetMed Express, Inc. (a)                                   62,710
  3,256    Stamps.com, Inc. (a)                                       38,974
                                                                ------------
                                                                     215,269
                                                                ------------
           INTERNET SOFTWARE & SERVICES--1.9%
  3,772    Greenfield Online, Inc. (a)                                57,523
  5,083    Perficient, Inc. (a)                                      111,165
 11,909    SonicWALL, Inc. (a)                                       103,966
  5,084    Vignette Corp. (a)                                        102,036
                                                                ------------
                                                                     374,690
                                                                ------------
           IT SERVICES--1.7%
  9,833    Ciber, Inc.(a)                                             76,796
  6,135    infoUSA, Inc.                                              56,994
  3,626    ManTech International Corp., Class A (a)                  130,463
  2,412    SI International, Inc. (a)                                 68,911
                                                                ------------
                                                                     333,164
                                                                ------------
           LEISURE EQUIPMENT & PRODUCTS--1.7%
  5,195    Jakks Pacific, Inc. (a)                                   138,758
  3,885    RC2 Corp. (a)                                             107,576
  4,167    Sturm, Ruger & Co., Inc. (a)                               74,631
                                                                ------------
                                                                     320,965
                                                                ------------
           LIFE SCIENCES TOOLS & SERVICES--1.2%
  4,540    Albany Molecular Research, Inc. (a)                        68,554
  5,317    Cambrex Corp.                                              57,902
  2,358    Kendle International, Inc. (a)                             97,928
                                                                ------------
                                                                     224,384
                                                                ------------
           MACHINERY--7.6%
  4,834    Altra Holdings, Inc. (a)                                   80,583
  1,664    American Railcar Industries, Inc.                          36,641
  1,371    Ampco-Pittsburgh Corp.                                     53,990
  2,270    Badger Meter, Inc.                                         72,754
  7,006    Blount International, Inc. (a)                             79,588
  5,072    Chart Industries, Inc. (a)                                163,115
  2,988    CIRCOR International, Inc.                                135,684
  3,445    Columbus McKinnon Corp. (a)                                85,746
  2,180    Dynamic Materials Corp.                                   104,400


See Notes to Quarterly Portfolio of Investments                          Page 6

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
  1,963    Gehl Co. (a)                                         $     43,834
  2,749    Greenbrier Cos., Inc.                                      73,426
  2,107    Hardinge, Inc.                                             73,387
    975    Hurco Cos., Inc. (a)                                       52,709
  2,559    Kadant, Inc. (a)                                           71,652
  1,933    L.B. Foster Co. (a)                                        84,008
  1,985    Lindsay Corp.                                              86,903
  2,159    Sun Hydraulics Corp.                                       68,656
    876    Twin Disc, Inc.                                            50,983
  5,314    Wabash National Corp.                                      59,995
                                                                ------------
                                                                   1,478,054
                                                                ------------
           MARINE--0.4%
  1,978    TBS International Ltd. (a)                                 81,593
                                                                ------------
           MEDIA--2.9%
  2,048    Courier Corp.                                              72,110
  6,238    Cox Radio, Inc., Class A (a)                               81,406
 11,630    Entravision Communications Corp., Class A (a)             107,229
  2,784    DG Fastchannel, Inc. (a)                                   65,647
  8,888    Journal Communications, Inc., Class A                      84,258
  3,785    Playboy Enterprises, Inc., Class B (a)                     40,651
  9,721    Sinclair Broadcast Group, Inc., Class A                   117,041
                                                                ------------
                                                                     568,342
                                                                ------------
           METALS & MINING--0.7%
  3,226    A.M. Castle & Co.                                         105,168
  1,855    Claymont Steel Holdings, Inc. (a)                          37,564
                                                                ------------
                                                                     142,732
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--1.3%
  2,610    DCP Midstream Partners LP                                 112,178
  7,548    PetroQuest Energy, Inc. (a)                                80,990
  1,679    TransMontaigne Partners L.P.                               55,407
                                                                ------------
                                                                     248,575
                                                                ------------
           PAPER & FOREST PRODUCTS--2.0%
  6,976    Buckeye Technologies, Inc. (a)                            105,617
  8,242    Glatfelter                                                122,311
  2,717    Neenah Paper, Inc.                                         89,906
  2,874    Schweitzer-Mauduit International, Inc.                     66,964
                                                                ------------
                                                                     384,798
                                                                ------------
           PERSONAL PRODUCTS--1.3%
  4,944    Elizabeth Arden, Inc. (a)                                 133,290
  1,733    Inter Parfums, Inc.                                        41,020


See Notes to Quarterly Portfolio of Investments                          Page 7

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           PERSONAL PRODUCTS (CONTINUED)
  6,456    Prestige Brands Holdings, Inc. (a)                   $     70,887
                                                                ------------
                                                                     245,197
                                                                ------------
           PHARMACEUTICALS--0.9%
  2,527    Bradley Prarmaceuticals, Inc. (a)                          45,991
  1,180    Obagi Medical Products, Inc. (a)                           21,795
  8,679    Salix Pharmaceuticals, Ltd. (a)                           107,793
                                                                ------------
                                                                     175,579
                                                                ------------
           ROAD & RAIL--0.5%
  4,310    Celadon Group, Inc. (a)                                    50,729
  2,773    Marten Transport Ltd. (a)                                  42,732
                                                                ------------
                                                                      93,461
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
 14,769    Cirrus Logic, Inc. (a)                                     94,521
  3,885    Cohu, Inc.                                                 72,844
  9,653    Mattson Technology, Inc. (a)                               83,499
  4,993    Rudolph Technologies, Inc. (a)                             69,053
  3,556    Ultra Clean Holdings (a)                                   52,273
                                                                ------------
                                                                     372,190
                                                                ------------
           SOFTWARE--1.4%
 11,105    Actuate Corp.                                              71,627
  1,548    Interactive Intelligence, Inc. (a)                         29,412
  4,475    Radiant Systems, Inc. (a)                                  70,839
  7,113    Tyler Technologies, Inc. (a)                               94,959
                                                                ------------
                                                                     266,837
                                                                ------------
           SPECIALTY RETAIL--3.3%
  3,724    A.C. Moore Arts & Crafts, Inc. (a)                         58,690
  3,910    Big 5 Sporting Goods Corp.                                 73,117
  6,746    Casual Male Retail Group, Inc. (a)                         60,444
  5,640    Cato (The) Corp.                                          115,283
  2,233    Conn's, Inc. (a)                                           53,346
  3,312    Jos. A. Bank Clothiers, Inc. (a)                          110,687
  2,714    Midas, Inc. (a)                                            51,213
  2,648    Monro Muffler Brake, Inc.                                  89,476
  2,633    West Marine, Inc. (a)                                      30,411
                                                                ------------
                                                                     642,667
                                                                ------------


See Notes to Quarterly Portfolio of Investments                          Page 8

FIRST TRUST DOW JONES SELECT MICROCAP INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS  (Continued)
           TEXTILES, APPAREL & LUXURY GOODS--2.2%
  2,885    Maidenform Brands, Inc. (a)                          $     45,814
  3,548    Movado Group, Inc.                                        113,252
  2,128    Perry Ellis International, Inc. (a)                        58,967
  3,581    Steven Madden, Ltd. (a)                                    67,860
  2,576    True Religion Apparel, Inc. (a)                            45,338
  2,633    UniFirst Corp.                                             98,632
                                                                ------------
                                                                     429,863
                                                                ------------
           THRIFTS & MORTGAGE FINANCE--1.9%
  3,527    Anchor BanCorp Wisconsin, Inc.                             95,229
  9,920    Bank Mutual Corp.                                         116,957
  5,776    Dime Community Bancshares                                  86,467
  1,161    WSFS Financial Corp.                                       72,446
                                                                ------------
                                                                     371,099
                                                                ------------
           TOBACCO--0.6%
 17,607    Alliance One International, Inc. (a)                      115,150
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--0.4%
  3,186    Rush Enterprises, Inc., Class A (a)                        80,765
                                                                ------------
           WATER UTILITIES--1.3%
  3,136    American States Water Co.                                 122,305
  2,388    SJW Corp.                                                  81,526
  4,429    Southwest Water Co.                                        55,938
                                                                ------------
                                                                     259,769
                                                                ------------
           WIRELESS TELECOMMUNICATION SERVICES--0.4%
  4,251    USA Mobility, Inc.                                         71,714
                                                                ------------


           TOTAL INVESTMENTS--100.3%
           (Cost $19,575,325) (b)                                 19,548,908
           NET OTHER ASSETS AND LIABILITIES--(0.3%)                  (53,814)
                                                                ------------
           NET ASSETS--100.0%                                   $ 19,495,094
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $963,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $990,387.


See Notes to Quarterly Portfolio of Investments                          Page 9

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.0%
           BUILDING PRODUCTS--0.6%
 22,897    Masco Corp.                                          $    530,523
                                                                ------------
           CHEMICALS--3.0%
 50,707    Dow Chemical (The) Co.                                  2,183,444
  4,066    Olin Corp.                                                 90,997
  6,238    RPM International, Inc.                                   149,400
                                                                ------------
                                                                   2,423,841
                                                                ------------
           COMMERCIAL BANKS--28.0%
  7,921    Associated Banc-Corp.                                     234,699
  4,123    BancorpSouth, Inc.                                        100,189
 38,819    BB&T Corp.                                              1,567,899
  1,549    Chemical Financial Corp.                                   37,563
  8,036    Citizens Banking Corp.                                    129,460
  7,994    Colonial BancGroup (The), Inc.                            172,830
 11,490    Comerica, Inc.                                            589,207
  1,953    Community Bank System, Inc.                                38,123
  5,390    F.N.B. Corp.                                               89,151
 36,873    Fifth Third Bancorp                                     1,249,257
  1,471    First Charter Corp.                                        44,380
  3,162    First Financial Bancorp                                    40,410
 12,926    First Horizon National Corp.                              344,607
  2,900    First Midwest Bancorp, Inc.                                99,064
  6,951    FirstMerit Corp.                                          137,352
 11,158    Fulton Financial Corp.                                    160,452
 35,124    Huntington Bancshares, Inc.                               596,406
 25,075    KeyCorp                                                   810,675
 57,173    National City Corp.                                     1,434,471
  2,894    National Penn Bancshares, Inc.                             47,346
  1,867    NBT Bancorp, Inc.                                          40,589
  5,608    Old National Bancorp                                       92,925
  2,525    Pacific Capital Bancorp                                    66,408
    766    Park National Corp.                                        66,795
 19,467    PNC Financial Services Group, Inc.                      1,325,703
 21,452    Popular, Inc.                                             263,431
  2,089    Provident Bankshares Corp.                                 65,448
  1,392    S&T Bancorp., Inc.                                         44,669
  3,666    South Financial Group (The), Inc.                          83,365
 21,001    SunTrust Banks, Inc.                                    1,589,145
  4,200    Susquehanna Bancshares, Inc.                               84,420
  7,462    TCF Financial Corp.                                       195,355
  2,566    Trustmark Corp.                                            71,951
 86,616    U.S. Bancorp                                            2,817,617
  2,508    United Bankshares, Inc.                                    76,344
  7,094    Valley National Bancorp                                   157,345
 15,865    W Holding Co., Inc.                                        35,538
 82,172    Wachovia Corp.                                          4,120,925
 98,050    Wells Fargo & Co.                                       3,492,540
  1,262    WesBanco, Inc.                                             31,525
  4,626    Whitney Holding Corp.                                     122,034
  3,646    Wilmington Trust Corp.                                    141,829
                                                              --------------
                                                                  22,909,442
                                                              --------------


See Notes to Quarterly Portfolio of Investments                         Page 10

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED FINANCIAL SERVICES--19.4%
164,001    Bank of America Corp.                                $  8,244,330
163,519    Citigroup, Inc.                                         7,631,432
                                                                ------------
                                                                  15,875,762
                                                                ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--13.4%
158,822    AT&T, Inc.                                              6,719,759
 94,639    Verizon Communications, Inc.                            4,190,615
                                                                ------------
                                                                  10,910,374
                                                                ------------
           ELECTRIC UTILITIES--5.2%
  3,574    Cleco Corp.                                                90,315
  7,264    DPL, Inc.                                                 190,753
  2,747    Empire District Electric (The) Co.                         62,055
  8,132    Great Plains Energy, Inc.                                 234,283
  1,387    Otter Tail Corp.                                           49,447
 11,953    Pepco Holdings, Inc.                                      323,687
  8,856    Pinnacle West Capital Corp.                               349,901
 21,582    Progress Energy, Inc.                                   1,011,117
 52,994    Southern Co.                                            1,922,621
                                                                ------------
                                                                   4,234,179
                                                                ------------
           GAS UTILITIES--1.0%
  5,245    AGL Resources, Inc.                                       207,806
  6,686    Atmos Energy Corp.                                        189,348
  1,476    Laclede Group (The), Inc.                                  47,645
  3,143    Nicor, Inc.                                               134,835
  4,407    Piedmont Natural Gas Co., Inc.                            110,572
  3,277    WGL Holdings, Inc.                                        111,058
                                                                ------------
                                                                     801,264
                                                                ------------
           HOUSEHOLD DURABLES--0.2%
  2,351    Kimball International, Inc., Class B                       26,754
  2,767    Tupperware Brands Corp.                                    87,133
                                                                ------------
                                                                     113,887
                                                                ------------
           INSURANCE--1.3%
  6,523    Arthur J. Gallagher & Co.                                 188,971
  8,470    Cincinnati Financial Corp.                                366,837
  3,607    Commerce Group (The), Inc.                                106,298
  1,642    Mercury General Corp.                                      88,553
  2,972    Unitrin, Inc.                                             147,381
  2,661    Zenith National Insurance Corp.                           119,452
                                                                ------------
                                                                   1,017,492
                                                                ------------
           METALS & MINING--0.2%
  3,363    Nucor Corp.                                               199,998
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 11

FIRST TRUST MORNINGSTAR(R) DIVIDEND LEADERS(SM) INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--6.4%
 16,052    Ameren Corp.                                         $    842,730
  1,954    Black Hills Corp.                                          80,153
  1,154    CH Energy Group, Inc.                                      55,161
 21,709    Consolidated Edison, Inc.                               1,005,127
 15,601    Dominion Resources, Inc.                                1,315,165
 11,948    DTE Energy Co.                                            578,761
 11,968    Energy East Corp.                                         323,734
  6,083    NSTAR                                                     211,749
  6,007    OGE Energy Corp.                                          198,832
  7,820    Puget Energy, Inc.                                        191,355
  7,762    SCANA Corp.                                               300,700
  5,818    Vectren Corp.                                             158,773
                                                                ------------
                                                                   5,262,240
                                                                ------------
           PHARMACEUTICALS--10.6%
 89,822    Bristol-Myers Squibb Co.                                2,588,670
249,834    Pfizer, Inc.                                            6,103,445
                                                                ------------
                                                                   8,692,115
                                                                ------------
           REAL ESTATE INVESTMENT TRUSTS--0.3%
  5,388    Rayonier, Inc.                                            258,840
                                                                ------------
           THRIFTS & MORTGAGE FINANCE--3.3%
  5,523    Astoria Financial Corp.                                   146,525
  3,509    Corus Bankshares, Inc.                                     45,687
  6,621    First Niagara Financial Group, Inc.                        93,687
  1,884    Flagstar Bancorp, Inc.                                     18,331
  4,398    Washington Federal, Inc.                                  115,491
 63,994    Washington Mutual, Inc.                                 2,259,629
                                                                ------------
                                                                   2,679,350
                                                                ------------
           TOBACCO--7.1%
 74,730    Altria Group, Inc.                                      5,195,977
 12,859    UST, Inc.                                                 637,806
                                                                ------------
                                                                   5,833,783
                                                                ------------


           TOTAL INVESTMENTS--100.0%
           (Cost $84,278,216) (a)                                  81,743,090
           NET OTHER ASSETS AND LIABILITIES--0.0%                      29,830
                                                                -------------
           NET ASSETS--100.0%                                   $  81,772,920
                                                                =============


           (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,571,065 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,106,191.


See Notes to Quarterly Portfolio of Investments                         Page 12

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.2%
           AEROSPACE & DEFENSE--1.0%
  6,581    Spirit Aerosystems Holdings, Inc., Class A. (a)      $    256,264
                                                                ------------
           AUTO COMPONENTS--0.6%
  4,744    TRW Automotive Holdings Corp.  (a)                        150,290
                                                                ------------
           BIOTECHNOLOGY--0.6%
  1,739    Pharmion Corp.  (a)                                        80,238
  2,860    Theravance, Inc.  (a)                                      74,617
                                                                ------------
                                                                     154,855
                                                                ------------
           BUILDING PRODUCTS--0.3%
  3,250    Goodman Global, Inc. (a)                                   77,610
                                                                ------------
           CAPITAL MARKETS--5.3%
 11,094    Ameriprise Financial, Inc.                                700,142
  1,380    GFI Group, Inc. (a)                                       118,846
  1,313    Greenhill & Co., Inc.                                      80,159
  5,076    Lazard Ltd., Class A                                      215,222
  5,641    MF Global Ltd. (a)                                        163,589
  2,969    optionsXpress Holdings, Inc.                               77,610
                                                                ------------
                                                                   1,355,568
                                                                ------------
           CHEMICALS--4.5%
  7,037    Celanese Corp., Class A                                   274,302
  2,625    CF Industries Holding, Inc.                               199,264
 10,468    Huntsman Corp.                                            277,297
  6,807    Nalco Holding Co.                                         201,828
  3,480    Rockwood Holdings, Inc. (a)                               124,688
  3,087    Westlake Chemical Corp.                                    78,194
                                                                ------------
                                                                   1,155,573
                                                                ------------
           COMMUNICATIONS EQUIPMENT--0.3%
  3,626    Aruba Networks, Inc. (a)                                   72,520
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--0.9%
  2,752    IHS, Inc., Class A (a)                                    155,460
  4,864    RSC Holdings, Inc. (a)                                     79,770
                                                                ------------
                                                                     235,230
                                                                ------------
           CONSTRUCTION & ENGINEERING--1.8%
  4,637    Aecom Technology Corp. (a)                                161,970
  7,968    KBR, Inc. (a)                                             308,920
                                                                ------------
                                                                     470,890
                                                                ------------
           CONSUMER FINANCE--1.8%
 22,502    Discover Financial Services                               468,042
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 13

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED FINANCIALS--3.8%
 12,448    NYSEEuronext                                         $    985,508
                                                                ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--2.0%
  7,194    Embarq Corp.                                              399,986
  3,603    NeuStar, Inc., Class A (a)                                123,547
                                                                ------------
                                                                     523,533
                                                                ------------
           ELECTRIC UTILITIES--0.4%
  2,009    ITC Holdings Corp.                                         99,546
                                                                ------------
           ELECTRICAL EQUIPMENT--2.9%
  3,636    First Solar, Inc (a).                                     428,103
  3,928    SunPower Corp., Class A (a)                               325,317
                                                                ------------
                                                                     753,420
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--4.2%
  4,467    Cogent, Inc. (a)                                           70,043
  5,187    Dolby Laboratories, Inc., Class A (a)                     180,611
 23,443    Tyco Electronics Ltd.                                     830,585
                                                                ------------
                                                                   1,081,239
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--1.4%
  3,436    Complete Production Services, Inc. (a)                     70,369
  4,046    Dresser-Rand Group, Inc. (a)                              172,805
  4,190    Hercules Offshore, Inc. (a)                               109,401
                                                                ------------
                                                                     352,575
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.5%
 23,442    Covidien Ltd.                                             972,843
  3,374    Kinetic Concepts, Inc. (a)                                189,889
                                                                ------------
                                                                   1,162,732
                                                                ------------
           HEALTH CARE PROVIDERS & SERVICES--1.5%
  4,788    Brookdale Senior Living, Inc.                             190,610
  1,966    WellCare Health Plans, Inc. (a)                           207,276
                                                                ------------
                                                                     397,886
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--3.3%
  6,372    Burger King Holdings, Inc.                                162,422
  1,736    Life Time Fitness, Inc. (a)                               106,486
  8,882    Tim Hortons, Inc.                                         309,538
  8,421    Wyndham Worldwide Corp.                                   275,872
                                                                ------------
                                                                     854,318
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 14

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           HOUSEHOLD DURABLES--0.5%
  3,738    Tempur-Pedic International, Inc.                     $    133,634
                                                                ------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.3
  1,798    Ormat Technologies, Inc.                                   83,319
                                                                ------------
           INSURANCE--5.4%
  2,848    Allied World Assurance Holdings Ltd.                      147,840
  4,156    Aspen Insurance Holdings Ltd.                             115,994
  5,617    Assurant, Inc.                                            300,510
  3,196    Assured Guaranty Ltd.                                      86,835
 20,873    Genworth Financial, Inc., Class A                         641,427
  3,601    Validus Holdings Ltd. (a)                                  87,288
                                                                ------------
                                                                   1,379,894
                                                                ------------
           INTERNET SOFTWARE & SERVICES--11.7%
  1,882    DealerTrack Holdings, Inc. (a)                             78,818
  4,636    Google, Inc., Class A (a)                               2,629,863
  2,736    Omniture, Inc.  (a)                                        82,956
  2,034    VistaPrint Ltd.  (a)                                       76,011
  2,694    WebMD Health Corp., Class A (a)                           140,357
                                                                ------------
                                                                   3,008,005
                                                                ------------
           IT SERVICES--8.7%
  9,983    Genpact Ltd. (a)                                          169,212
  6,374    MasterCard, Inc., Class A                                 943,160
  6,041    SAIC, Inc. (a)                                            115,927
  3,933    VeriFone Holdings, Inc. (a)                               174,350
 36,432    Western Union Co.                                         763,979
  1,885    Wright Express Corp. (a)                                   68,784
                                                                ------------
                                                                   2,235,412
                                                                ------------
           MACHINERY--0.5%
  1,763    Bucyrus International, Inc., Class A                      128,576
                                                                ------------
           MARINE--0.3%
  1,203    Genco Shipping & Trading Ltd.                              78,833
                                                                ------------
           MEDIA--12.5%
  5,020    Cinemark Holdings, Inc. (a)                                93,171
  4,926    DreamWorks Animation SKG, Inc., Class A (a)               164,627
  2,038    Morningstar, Inc. (a)                                     125,133
 46,063    Time Warner Cable, Inc., Class A (a)                    1,510,865
 32,375    Viacom, Inc., Class B (a)                               1,261,654
  7,050    Warner Music Group Corp.                                   71,205
                                                                ------------
                                                                $  3,226,655
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 15

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--6.7%
  2,207    Alon USA Energy,Inc.                                 $     74,552
  3,089    Alpha Natural Resources, Inc. (a)                          71,757
  2,105    Bill Barrett Corp. (a)                                     82,958
  7,922    Continental Resources, Inc. (a)                           143,706
  1,996    Copano Energy LLC                                          73,313
  2,168    Crosstex Energy, Inc.                                      82,189
  4,923    EXCO Resources, Inc. (a)                                   81,426
  2,140    Foundation Coal Holdings, Inc.                             83,888
 29,805    Spectra Energy Corp.                                      729,627
  3,594    W&T Offshore, Inc.                                         87,622
  3,214    Western Refining, Inc.                                    130,424
  2,003    Whiting Petroleum Corp. (a)                                89,033
                                                                ------------
                                                                   1,730,495
                                                                ------------
           PERSONAL PRODUCTS--1.0%
  4,253    Bare Escentuals, Inc. (a)                                 105,772
  3,387    Herbalife Ltd.                                            153,973
                                                                ------------
                                                                     259,745
                                                                ------------
           PHARMACEUTICALS--0.8%
 11,815    Warner Chilcott Ltd., Class A (a)                         209,953
                                                                ------------
           REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
 10,811    CB Richard Ellis Group, Inc., Class A (a)                 300,978
                                                                ------------
           ROAD & RAIL--1.3%
 15,155    Hertz Global Holdings, Inc. (a)                           344,322
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
  2,651    Atheros Communications (a)                                 79,450
  2,248    Tessera Technologies, Inc.  (a)                            84,300
                                                                ------------
                                                                     163,750
                                                                ------------
           SOFTWARE--1.4%
  4,629    NAVTEQ Corp. (a)                                          360,923
                                                                ------------
           SPECIALTY RETAIL--0.8%
  3,103    Cabela's, Inc. (a)                                         73,386
  2,896    J. Crew Group, Inc. (a)                                   120,184
                                                                ------------
                                                                     193,570
                                                                ------------
         TEXTILES, APPAREL & LUXURY GOODS--1.5%
 3,845   Crocs, Inc. (a)                                             258,577
 4,521   Hanesbrands, Inc. (a)                                       126,859
                                                                ------------
                                                                     385,436
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 16

FIRST TRUST IPOX-100 INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           THRIFTS & MORTGAGE FINANCE--0.3%
  5,308    NewAlliance Bancshares,Inc.                          $     77,921
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--1.1%
  3,180    Aircastle Ltd.                                            106,275
  2,212    TransDigm Group, Inc. (a)                                 101,111
  2,450    UAP Holding Corp.                                          76,832
                                                                ------------
                                                                     284,218
                                                                ------------
           WIRELESS TELECOMMUNICARTION SERVICES--2.4%
  7,710    Clearwire Corp., Class A (a)                              188,432
 16,356    Metropcs Communications (a)                               446,192
                                                                ------------
                                                                     634,624
                                                                ------------


           TOTAL INVESTMENTS--100.2%
           (Cost $23,804,958)  (b)                                25,827,862
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                  (48,113)
                                                                ------------
           NET ASSETS--100.0%                                   $ 25,779,749
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,140,845 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,117,941.


See Notes to Quarterly Portfolio of Investments                         Page 17

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.5%
           AIR FREIGHT & LOGISTICS--2.1%
  4,280    C.H. Robinson Worldwide, Inc.                        $    232,361
  4,985    Expeditors International of Washington, Inc.              235,791
                                                                ------------
                                                                     468,152
                                                                ------------
           AIRLINES--1.9%
  5,084    Ryanair Holdings PLC ADR (a)                              211,037
  4,732    UAL Corp. (a)                                             220,180
                                                                ------------
                                                                     431,217
                                                                ------------
           BIOTECHNOLOGY--7.8%
  4,014    Amgen, Inc. (a)                                           227,072
  4,439    Amylin Pharmaceuticals, Inc. (a)                          221,950
  3,302    Biogen Idec, Inc. (a)                                     219,022
  3,146    Celgene Corp. (a)                                         224,341
  2,852    Cephalon, Inc. (a)                                        208,367
  3,376    Genzyme Corp. (a)                                         209,177
  5,675    Gilead Sciences, Inc. (a)                                 231,936
  5,355    Vertex Pharmaceuticals, Inc. (a)                          205,686
                                                                ------------
                                                                   1,747,551
                                                                ------------
           CHEMICALS--1.1%
  4,931    Sigma-Aldrich Corp.                                       240,337
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--2.0%
  5,942    Cintas Corp.                                              220,448
  6,572    Monster Worldwide, Inc. (a)                               223,843
                                                                ------------
                                                                     444,291
                                                                ------------
           COMMUNICATIONS EQUIPMENT--6.1%
  6,725    Cisco Systems, Inc. (a)                                   222,665
  5,978    Juniper Networks, Inc. (a)                                218,855
  5,690    QUALCOMM, Inc.                                            240,459
  2,605    Research In Motion Ltd. (a)                               256,723
  5,653    Telefonaktiebolaget LM Ericsson ADR                       224,989
 20,877    Tellabs, Inc. (a)                                         198,749
                                                                ------------
                                                                   1,362,440
                                                                ------------
           COMPUTERS & PERIPHERALS--6.0%
  1,596    Apple Computer, Inc. (a)                                  245,049
  8,028    Dell, Inc. (a)                                            221,573
  8,064    Logitech International S.A. (a)                           238,291
  7,794    Network Appliance, Inc. (a)                               209,737
  3,987    SanDisk Corp. (a)                                         219,684


See Notes to Quarterly Portfolio of Investments                         Page 18

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           COMPUTERS & PERIPHERALS (CONTINUED)
 37,878    Sun Microsystems, Inc. (a)                           $    212,496
                                                                ------------
                                                                   1,346,830
                                                                ------------
           CONSTRUCTION &
           ENGINEERING--1.1%
  1,820    Foster Wheeler Ltd. (a)                                   238,930

                                                                ------------
           DIVERSIFIED CONSUMER SERVICES--1.0%
  3,660    Apollo Group, Inc., Class A (a)                           220,149
                                                                ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 45,822    Level 3 Communications, Inc. (a)                          213,072
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.9%
  2,508    CDW Corp. (a)                                             218,698
 18,144    Flextronics International Ltd. (a)                        202,850
                                                                ------------
                                                                     421,548
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--1.0%
  9,457    Patterson-UTI Energy, Inc.                                213,444
                                                                ------------
           FOOD & STAPLES RETAILING--2.1%
  3,691    Costco Wholesale Corp.                                    226,517
  4,903    Whole Foods Market, Inc.                                  240,051
                                                                ------------
                                                                     466,568
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--2.0%
  5,390    DENTSPLY International, Inc.                              224,440
    986    Intuitive Surgical, Inc. (a)                              226,780
                                                                ------------
                                                                     451,220
                                                                ------------
           HEALTH CARE PROVIDERS & SERVICES--2.0%
  3,970    Express Scripts, Inc. (a)                                 221,605
  5,659    Patterson Cos., Inc. (a)                                  218,494
                                                                ------------
                                                                     440,099
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--2.1%
  7,914    Starbucks Corp. (a)                                       207,347
  1,642    Wynn Resorts Ltd. (a)                                     258,713
                                                                ------------
                                                                     466,060
                                                                ------------
           HOUSEHOLD DURABLES--1.1%
  2,024    Garmin Ltd.                                               241,666
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 19

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           INTERNET & CATALOG RETAIL--4.2%
  2,507    Amazon.Com, Inc. (a)                                 $    233,527
  7,473    Expedia, Inc. (a)                                         238,239
  7,819    IAC/InterActiveCorp (a)                                   231,990
 11,560    Liberty Media Corp. - Interactive, Class A (a)            222,068
                                                                ------------
                                                                     925,824
                                                                ------------
           INTERNET SOFTWARE & SERVICES--5.1%
  7,169    Akamai Technologies, Inc. (a)                             205,965
  5,957    eBay, Inc. (a)                                            232,442
    415    Google, Inc., Class A (a)                                 235,417
  6,628    VeriSign, Inc. (a)                                        223,629
  9,122    Yahoo!, Inc. (a)                                          244,835
                                                                ------------
                                                                   1,142,288
                                                                ------------
           IT SERVICES--5.1%
  4,668    CheckFree Corp. (a)                                       217,249
  3,161    Cognizant Technology Solutions Corp., Class A (a)         252,153
  4,608    Fiserv, Inc. (a)                                          234,363
  4,631    Infosys Technologies Ltd. ADR                             224,094
  4,899    Paychex, Inc.                                             200,859
                                                                ------------
                                                                   1,128,718
                                                                ------------
           MACHINERY--2.1%
  4,872    Joy Global, Inc.                                          247,790
  2,595    PACCAR, Inc.                                              221,224
                                                                ------------
                                                                     469,014
                                                                ------------
           MEDIA--8.1%
  8,485    Comcast Corp., Class A (a)                                205,167
  8,258    Discovery Holding Co., Class A (a)                        238,243
  5,224    EchoStar Communications Corp., Class A (a)                244,535
  4,304    Lamar Advertising Co., Class A                            210,767
  5,313    Liberty Global, Inc., Class A (a)                         217,939
 65,342    Sirius Satellite Radio, Inc. (a)                          228,044
  9,387    Virgin Media, Inc.                                        227,822
 15,880    XM Satellite Radio Holdings, Inc., Class A (a)            225,020
                                                                ------------
                                                                   1,797,537
                                                                ------------
           MULTILINE RETAIL--0.9%
  1,648    Sears Holdings Corp. (a)                                  209,626
                                                                ------------
           PHARMACEUTICALS--1.9%
  7,659    Sepracor, Inc. (a)                                        210,623


See Notes to Quarterly Portfolio of Investments                         Page 20

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           PHARMACEUTICALS (CONTINUED)
  4,989    Teva Pharmaceutical Industries Ltd. ADR              $    221,860
                                                                ------------
                                                                     432,483
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--11.6%
  9,004    Altera Corp.                                              216,816
 10,289    Applied Materials, Inc.                                   212,982
  6,099    Broadcom Corp., Class A (a)                               222,248
  8,429    Intel Corp.                                               217,974
  3,735    KLA-Tencor Corp.                                          208,338
  4,101    Lam Research Corp. (a)                                    218,419
  6,237    Linear Technology Corp.                                   218,233
 12,936    Marvell Technology Group Ltd. (a)                         211,762
  7,231    Maxim Integrated Products, Inc.                           212,230
  5,761    Microchip Technology, Inc.                                209,240
  6,255    NVIDIA Corp. (a)                                          226,680
  8,261    Xilinx, Inc.                                              215,943
                                                                ------------
                                                                   2,590,865
                                                                ------------
           SOFTWARE--12.2%
 10,863    Activision, Inc. (a)                                      234,532
  4,945    Adobe Systems, Inc. (a)                                   215,899
  4,646    Autodesk, Inc. (a)                                        232,161
 16,963    BEA Systems, Inc. (a)                                     235,276
  9,995    Cadence Design Systems, Inc. (a)                          221,789
  8,771    Check Point Software Technologies Ltd. (a)                220,854
  5,772    Citrix Systems, Inc. (a)                                  232,727
  3,998    Electronic Arts, Inc. (a)                                 223,848
  7,917    Intuit, Inc. (a)                                          239,884
  7,476    Microsoft Corp.                                           220,243
 10,571    Oracle Corp. (a)                                          228,862
 11,149    Symantec Corp. (a)                                        216,068
                                                                ------------
                                                                   2,722,143
                                                                ------------
           SPECIALTY RETAIL--3.8%
  6,564    Bed Bath & Beyond, Inc. (a)                               223,963
  6,524    PetSmart, Inc.                                            208,116
  8,070    Ross Stores, Inc.                                         206,915
  9,604    Staples, Inc.                                             206,390
                                                                ------------
                                                                     845,384
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--1.0%
  4,962    Fastenal Co.                                              225,324
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 21

FIRST TRUST NASDAQ-100 EQUAL WEIGHTED INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           WIRELESS TELECOMMUNICATION SERVICES--2.2%
  2,950    Millicom International Cellular S.A. (a)             $    247,505
  3,005    NII Holdings, Inc. (a)                                    246,861
                                                                 -----------
                                                                     494,366


           TOTAL INVESTMENTS--100.5%
           (Cost $21,605,547) (b)                                 22,397,146
           NET OTHER ASSETS AND LIABILITIES--(0.5%)                  (99,373)
                                                                ------------
           NET ASSETS--100.0%                                   $ 22,297,773
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost was $2,198,833 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,407,234.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 22

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.4%
           COMMUNICATIONS EQUIPMENT--14.9%
 17,825    Cisco Systems, Inc. (a)                              $    590,186
 15,844    Juniper Networks, Inc. (a)                                580,049
 15,082    QUALCOMM, Inc.                                            637,365
  6,905    Research In Motion Ltd. (a)                               680,488
 14,983    Telefonaktiebolaget LM Ericsson ADR                       596,323
 55,333    Tellabs, Inc. (a)                                         526,770
                                                                ------------
                                                                   3,611,181
                                                                ------------
           COMPUTERS & PERIPHERALS--14.7%
  4,231    Apple Computer, Inc. (a)                                  649,628
 21,279    Dell, Inc. (a)                                            587,300
 21,374    Logitech International S.A. (a)                           631,602
 20,658    Network Appliance, Inc. (a)                               555,907
 10,567    SanDisk Corp. (a)                                         582,242
100,394    Sun Microsystems, Inc. (a)                                563,210
                                                                ------------
                                                                   3,569,889
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--2.4%
  6,648    CDW Corp. (a)                                             579,706
                                                                ------------
           INTERNET SOFTWARE & SERVICES--10.0%
 19,001    Akamai Technologies, Inc. (a)                             545,899
  1,100    Google, Inc., Class A (a)                                 623,997
 17,568    VeriSign, Inc. (a)                                        592,744
 24,178    Yahoo!, Inc. (a)                                          648,938
                                                                ------------
                                                                   2,411,578
                                                                ------------
           IT SERVICES--5.2%
  8,378    Cognizant Technology Solutions Corp., Class A (a)         668,313
 12,275    Infosys Technologies Ltd. ADR                             593,987
                                                                ------------
                                                                   1,262,300
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--28.4%
 23,866    Altera Corp.                                              574,693
 27,272    Applied Materials, Inc.                                   564,530
 16,166    Broadcom Corp., Class A (a)                               589,089
 22,340    Intel Corp.                                               577,712
  9,901    KLA-Tencor Corp.                                          552,278
 10,869    Lam Research Corp. (a)                                    578,883
 16,530    Linear Technology Corp.                                   578,385
 34,285    Marvell Technology Group Ltd. (a)                         561,245
 19,166    Maxim Integrated Products, Inc.                           562,522
 15,270    Microchip Technology, Inc.                                554,606
 16,578    NVIDIA Corp. (a)                                          600,787
 21,897    Xilinx, Inc.                                              572,388
                                                                ------------
                                                                   6,867,118
                                                                ------------
           SOFTWARE--24.8%
 13,106    Adobe Systems, Inc. (a)                                   572,208


See Notes to Quarterly Portfolio of Investments                         Page 23

FIRST TRUST NASDAQ-100-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           SOFTWARE (CONTINUED)
 12,315    Autodesk, Inc. (a)                                   $    615,381
 44,961    BEA Systems, Inc. (a)                                     623,609
 26,490    Cadence Design Systems, Inc. (a)                          587,813
 23,246    Check Point Software Technologies Ltd. (a)                585,334
 15,299    Citrix Systems, Inc. (a)                                  616,856
 20,983    Intuit, Inc. (a)                                          635,784
 19,815    Microsoft Corp.                                           583,750
 28,018    Oracle Corp. (a)                                          606,590
 29,549    Symantec Corp. (a)                                        572,660
                                                                ------------
                                                                   5,999,985
                                                                ------------


           TOTAL INVESTMENTS--100.4%
           (Cost $23,397,644) (b)                                 24,301,757
           NET OTHER ASSETS AND LIABILITIES--(0.4%)                  (87,461)
                                                                ------------
           NET ASSETS--100.0%                                   $ 24,214,296
                                                                ============



           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,023,426 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,119,313.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 24

FIRST TRUST AMEX(R) BIOTECHNOLOGY INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.1%
           BIOTECHNOLOGY--80.7%
 64,095    Amgen, Inc. (a)                                      $  3,625,854
 82,703    Amylin Pharmaceuticals, Inc. (a)                        4,135,150
283,977    Applera Corp. - Celera Group (a)                        3,992,717
 65,592    Biogen Idec, Inc. (a)                                   4,350,717
 61,591    Celgene Corp. (a)                                       4,392,055
 43,982    Cephalon, Inc. (a)                                      3,213,325
 47,457    Genentech, Inc. (a)                                     3,702,595
 59,215    Genzyme Corp. (a)                                       3,668,961
 90,729    Gilead Sciences, Inc. (a)                               3,708,094
418,281    Human Genome Sciences, Inc. (a)                         4,304,111
100,203    ImClone Systems, Inc. (a)                               4,142,392
144,430    InterMune, Inc. (a)                                     2,762,946
341,947    Millennium Pharmaceuticals, Inc. (a)                    3,470,762
107,062    OSI Pharmaceuticals, Inc. (a)                           3,639,037
138,931    PDL BioPharma, Inc. (a)                                 3,002,299
122,805    Vertex Pharmaceuticals, Inc. (a)                        4,716,941
                                                                ------------
                                                                  60,827,956
                                                                ------------
           LIFE SCIENCES TOOLS & SERVICES--19.4%
142,184    Affymetrix, Inc. (a)                                    3,607,208
 47,969    Invitrogen Corp. (a)                                    3,920,507
 45,983    Millipore Corp. (a)                                     3,485,511
409,168    Nektar Therapeutics (a)                                 3,612,953
                                                                ------------
                                                                  14,626,179
                                                                ------------


           TOTAL INVESTMENTS--100.1%
           (Cost $74,737,431) (b)                                 75,454,135
           NET OTHER ASSETS AND LIABILITIES--(0.1%)                  (84,178)
                                                                ------------
           NET ASSETS--100.0%                                   $ 75,369,957
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,365,585 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,648,881.


See Notes to Quarterly Portfolio of Investments                         Page 25

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.0%
           CAPITAL MARKETS--8.0%
239,419    E*TRADE Financial Corp. (a)                          $  3,126,812
135,360    TD Ameritrade Holding Corp. (a)                         2,466,259
                                                                ------------
                                                                   5,593,071
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--3.2%
 66,511    Monster Worldwide, Inc. (a)                             2,265,365
                                                                ------------
           HEALTH CARE TECHNOLOGY--3.2%
 31,024    Allscripts Healthcare Solutions, Inc. (a)                 838,579
101,671    Hllth Corp. (a)                                         1,440,678
                                                                ------------
                                                                   2,279,257
                                                                ------------
           INTERNET & CATALOG RETAIL--17.9%
 77,616    Amazon.Com, Inc. (a)                                    7,229,930
 10,877    Audible, Inc. (a)                                         141,401
111,873    IAC/InterActiveCorp (a)                                 3,319,272
  7,325    Overstock.com, Inc. (a)                                   210,960
 19,204    Priceline.com, Inc. (a)                                 1,704,355
                                                                ------------
                                                                  12,605,918
                                                                ------------
           INTERNET SOFTWARE & SERVICES--54.7%
 92,033    Akamai Technologies, Inc. (a)                           2,644,108
 44,205    Ariba, Inc. (a)                                           476,530
 71,579    Art Technology Group, Inc. (a)                            216,169
 24,325    Autobytel, Inc. (a)                                        79,300
258,833    CMGI, Inc. (a)                                            352,013
 77,166    CNET Networks, Inc. (a)                                   574,887
 19,173    DealerTrack Holdings, Inc. (a)                            802,965
 22,492    Digital River, Inc. (a)                                 1,006,517
 68,713    EarthLink, Inc. (a)                                       544,207
180,944    eBay, Inc. (a)                                          7,060,435
 12,871    Google, Inc., Class A (a)                               7,301,332
 18,489    InfoSpace, Inc.                                           324,667
 27,420    Internap Network Services Corp. (a)                       388,541
 22,059    Interwoven, Inc. (a)                                      313,900
 27,444    j2 Global Communications, Inc. (a)                        898,242
 12,624    Jupitermedia Corp. (a)                                     79,910
 55,778    RealNetworks, Inc. (a)                                    378,175
 36,266    SonicWALL, Inc. (a)                                       316,602
 37,228    United Online, Inc.                                       558,792
 55,924    ValueClick, Inc. (a)                                    1,256,053
139,658    VeriSign, Inc. (a)                                      4,712,061
 15,483    Vignette Corp. (a)                                        310,744
 25,118    Websense, Inc. (a)                                        495,578


See Notes to Quarterly Portfolio of Investments                         Page 26

FIRST TRUST DOW JONES INTERNET INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           INTERNET SOFTWARE & SERVICES (CONTINUED)
274,885    Yahoo!, Inc. (a)                                     $  7,377,912
                                                                ------------
                                                                  38,469,640
                                                                ------------
           IT SERVICES--3.2%
 40,857    Checkfree Corp. (a)                                     1,901,484
 45,581    Sapient Corp. (a)                                         305,849
                                                                ------------
                                                                   2,207,333
                                                                ------------
           SOFTWARE--9.8%
218,324    BEA Systems, Inc. (a)                                   3,028,154
100,428    Check Point Software Technologies Ltd. (a)              2,528,777
 30,891    Quest Software, Inc. (a)                                  530,090
111,813    TIBCO Software, Inc. (a)                                  826,298
                                                                ------------
                                                                   6,913,319
                                                                ------------


           TOTAL INVESTMENTS--100.0%
           (Cost $70,513,727) (b)                                 70,333,903
           NET OTHER ASSETS AND LIABILITIES--0.0%                     23,383
                                                                ------------
           NET ASSETS--100.0%                                   $ 70,357,286
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,848,357 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,028,181.


See Notes to Quarterly Portfolio of Investments                         Page 27

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.2%
           AUTOMOBILES--2.1%
 21,649    Harley-Davidson, Inc.                                $  1,000,400
                                                                ------------
           BIOTECHNOLOGY--5.1%
 22,515    Amgen, Inc. (a)                                         1,273,674
 17,601    Biogen Idec, Inc. (a)                                   1,167,474
                                                                ------------
                                                                   2,441,148
                                                                ------------
           CHEMICALS--2.5%
 27,487    Dow Chemical (The) Co.                                  1,183,590
                                                                ------------
           COMPUTERS & PERIPHERALS--2.5%
  9,956    International Business Machines Corp.                   1,172,817
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--2.7%
 32,912    Halliburton Co.                                         1,263,821
                                                                ------------
           FOOD & STAPLES RETAILING--2.5%
 27,385    Wal-Mart Stores, Inc.                                   1,195,355
                                                                ------------
           FOOD PRODUCTS--2.5%
 35,324    Archer-Daniels-Midland Co.                              1,168,518
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--2.6%
 25,368    Carnival Corp.                                          1,228,572
                                                                ------------
           MACHINERY--5.0%
 22,258    Ingersoll-Rand Co., Ltd., Class A                       1,212,393
 13,788    PACCAR, Inc.                                            1,175,427
                                                                ------------
                                                                   2,387,820
                                                                ------------
           MEDIA--4.9%
 55,054    News Corp., Class A                                     1,210,638
 62,023    Time Warner, Inc.                                       1,138,742
                                                                ------------
                                                                   2,349,380
                                                                ------------
           METALS & MINING--2.6%
 21,167    Nucor Corp.                                             1,258,801
                                                                ------------
           MULTILINE RETAIL--5.0%
 17,737    J. C. Penney Co., Inc.                                  1,123,994
 21,526    Kohl's Corp.  (a)                                       1,234,085
                                                                ------------
                                                                   2,358,079
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 28

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS--23.4%
 23,142    Anadarko Petroleum Corp.                             $  1,243,883
 14,565    Apache Corp.                                            1,311,724
 13,168    Chevron Corp.                                           1,232,261
 14,002    ConocoPhillips                                          1,228,956
 16,563    EOG Resources, Inc.                                     1,198,002
 13,384    Exxon Mobil Corp.                                       1,238,823
 18,596    Hess Corp.                                              1,237,192
 20,696    Marathon Oil Corp.                                      1,180,086
 19,814    Occidental Petroleum Corp.                              1,269,681
                                                                ------------
                                                                  11,140,608
                                                                ------------
           PHARMACEUTICALS--12.3%
 20,383    Eli Lilly & Co.                                         1,160,404
 18,991    Johnson & Johnson                                       1,247,709
 23,202    Merck & Co., Inc.                                       1,199,311
 47,563    Pfizer, Inc.                                            1,161,964
 24,632    Wyeth                                                   1,097,356
                                                                ------------
                                                                   5,866,744
                                                                ------------
           ROAD & RAIL--2.5%
 23,229    Norfolk Southern Corp.                                  1,205,817
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.9%
 54,899    Applied Materials, Inc.                                 1,136,409
 32,482    Texas Instruments, Inc.                                 1,188,517
                                                                ------------
                                                                   2,324,926
                                                                ------------
           SOFTWARE--2.5%
 40,505    Microsoft Corp.                                         1,193,277
                                                                ------------
           SPECIALTY RETAIL--9.5%
 27,100    Best Buy Co., Inc.                                      1,247,143
 33,248    Home Depot (The), Inc.                                  1,078,565
 38,762    Lowe's Cos., Inc.                                       1,086,111
 38,545    TJX (The) Cos., Inc.                                    1,120,503
                                                                ------------
                                                                   4,532,322
                                                                ------------
           TEXTILES, APPAREL & LUXURY GOODS--2.6%
 20,986    NIKE, Inc., Class B                                     1,231,039
                                                                ------------
           WIRELESS TELECOMMUNICATION SERVICES--2.5%
 62,957    Sprint Nextel Corp.                                     1,196,183
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 29

FIRST TRUST DB STRATEGIC VALUE INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
                                                                VALUE
                                                                ------------
          TOTAL INVESTMENTS--100.2%
          (Cost $46,858,332) (b)                                  47,699,217
          NET OTHER ASSETS AND LIABILITIES--(0.2%)                   (98,549)
                                                                ------------
          NET ASSETS--100.0%                                    $ 47,600,668
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,302,256 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost cover value was $1,461,371.


See Notes to Quarterly Portfolio of Investments                         Page 30

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.3%
           AEROSPACE & DEFENSE--2.8%
    579    Ceradyne, Inc. (a)                                   $     43,853
  1,986    Northrop Grumman Corp.                                    154,908
  2,803    Raytheon Co.                                              178,888
                                                                ------------
                                                                     377,649
                                                                ------------
           AIR FREIGHT & LOGISTICS--1.4%
  1,113    Forward Air Corp.                                          33,145
  2,010    United Parcel Service, Inc., Class B                      150,951
                                                                ------------
                                                                     184,096
                                                                ------------
           AUTO COMPONENTS--0.7%
  3,022    Gentex Corp.                                               64,792
  1,185    Tenneco, Inc. (a)                                          36,747
                                                                ------------
                                                                     101,539
                                                                ------------
           AUTOMOBILES--2.5%
  1,840    DaimlerChrysler AG                                        184,368
  1,293    Toyota Motor Corp. ADR                                    151,100
                                                                ------------
                                                                     335,468
                                                                ------------
           BEVERAGES--1.8%
  1,353    Hansen Natural Corp. (a)                                   76,688
  2,270    PepsiCo, Inc.                                             166,300
                                                                ------------
                                                                     242,988
                                                                ------------
           BIOTECHNOLOGY--0.7%
  1,275    LifeCell Corp. (a)                                         47,902
    621    United Therapeutics Corp. (a)                              41,321
                                                                ------------
                                                                      89,223
                                                                ------------
           CHEMICALS--2.2%
  1,742    Air Products & Chemicals, Inc.                            170,297
  3,125    Hercules, Inc.                                             65,688
  1,301    Sigma-Aldrich Corp.                                        63,411
                                                                ------------
                                                                     299,396
                                                                ------------
           COMMERCIAL BANKS--2.1%
  3,416    Huntington Bancshares, Inc.                                58,004
  2,156    Old National Bancorp                                       35,725
  2,185    PNC Financial Services Group, Inc.                        148,798


See Notes to Quarterly Portfolio of Investments                         Page 31

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
  1,653    Whitney Holding Corp.                                $      43,606
                                                                -------------
                                                                      286,133
                                                                -------------
           COMMERCIAL SERVICES & SUPPLIES--1.3%
    704    Advisory Board (The) Co. (a)                                41,163
  4,869    Allied Waste Industries, Inc. (a)                           62,080
  1,143    HNI Corp.                                                   41,148
    714    United Stationers, Inc. (a)                                 39,641
                                                                -------------
                                                                      184,032
                                                                -------------
           COMMUNICATIONS EQUIPMENT--4.0%
 11,574    3Com Corp. (a)                                              57,176
  1,914    ADTRAN, Inc.                                                44,079
  1,012    Dycom Industries, Inc. (a)                                  30,998
  5,168    Nokia Oyj ADR                                              196,022
  2,235    Research In Motion Ltd. (a)                                220,259
                                                                -------------
                                                                      548,534
                                                                -------------
           COMPUTERS & PERIPHERALS--1.2%
  1,369    International Business Machines Corp.                      161,268
                                                                -------------
           CONTAINERS & PACKAGING--0.9%
  2,638    Crown Holdings, Inc. (a)                                    60,041
  2,177    Sonoco Products Co.                                         65,702
                                                                -------------
                                                                      125,743
                                                                -------------
           DISTRIBUTORS--0.3%
  1,287    LKQ Corp. (a)                                               44,800
                                                                -------------
           DIVERSIFIED CONSUMER SERVICES--2.0%
  2,690    Apollo Group, Inc., Class A (a)                            161,804
    926    Bright Horizons Family Solutions, Inc. (a)                  39,670
    391    Strayer Education, Inc.                                     65,934
                                                                -------------
                                                                      267,408
                                                                -------------
           DIVERSIFIED FINANCIAL SERVICES--1.0%
  2,825    Moody's Corp.                                              142,380
                                                                -------------


See Notes to Quarterly Portfolio of Investments                         Page 32

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           DIVERSIFIED TELECOMMUNICATION SERVICES--2.1%
  1,470    CenturyTel, Inc.                                     $     67,943
  8,861    Cincinnati Bell, Inc. (a)                                  43,773
 18,460    Qwest Communications International, Inc. (a)              169,094
                                                                ------------
                                                                     280,810
                                                                ------------
           ELECTRIC UTILITIES--3.3%
    967    ALLETE, Inc.                                               43,283
  1,835    El Paso Electric Co. (a)                                   42,444
  1,835    Hawaiian Electric Industries, Inc.                         39,838
  1,519    Pinnacle West Capital Corp.                                60,016
  1,480    Portland General Electric Co.                              41,144
  6,180    Reliant Energy, Inc. (a)                                  158,207
  2,475    Westar Energy, Inc.                                        60,786
                                                                ------------
                                                                     445,718
                                                                ------------
           ELECTRICAL EQUIPMENT--0.3%
    868    Belden, Inc.                                               40,718
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
  1,454    Arrow Electronics, Inc. (a)                                61,824
  4,000    AVX Corp.                                                  64,400
  1,224    FLIR Systems, Inc. (a)                                     67,797
                                                                ------------
                                                                     194,021
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--10.7%
  2,370    BJ Services Co.                                            62,924
    543    Core Laboratories N.V. (a)                                 69,173
  1,601    Diamond Offshore Drilling, Inc.                           181,377
  2,692    ENSCO International, Inc.                                 151,021
  2,829    Global Industries Ltd. (a)                                 72,875
  2,293    GlobalSantaFe Corp.                                       174,314
  4,650    Halliburton Co.                                           178,560
  1,955    Helmerich & Payne, Inc.                                    64,183
  3,183    Noble Corp.                                               156,126
  1,675    Schlumberger Ltd.                                         175,875
  1,531    Transocean, Inc. (a)                                      173,080
                                                                ------------
                                                                   1,459,508
                                                                ------------
           FOOD PRODUCTS--1.7%
  4,488    Archer-Daniels-Midland Co.                                148,463
  1,997    Flowers Foods, Inc.                                        43,535
  1,030    Lancaster Colony Corp.                                     39,315
                                                                ------------
                                                                     231,313
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 33

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           GAS UTILITIES--1.8%
  2,219    Atmos Energy Corp.                                   $     62,842
    856    Northwest Natural Gas Co.                                  39,119
  1,174    South Jersey Industries, Inc.                              40,855
  2,600    UGI Corp.                                                  67,549
  1,243    WGL Holdings, Inc.                                         42,125
                                                                ------------
                                                                     252,490
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.2%
    785    ArthroCare Corp. (a)                                       43,874
    572    IDEXX Laboratories, Inc. (a)                               62,685
  1,086    Kinetic Concepts, Inc. (a)                                 61,120
                                                                ------------
                                                                     167,679
                                                                ------------
           HOUSEHOLD DURABLES--3.1%
  1,548    Garmin Ltd.                                               184,831
  3,110    Leggett & Platt, Inc.                                      59,588
  2,104    Tempur-Pedic International, Inc.                           75,218
  1,379    Tupperware Brands Corp.                                    43,425
    654    Whirlpool Corp.                                            58,271
                                                                ------------
                                                                     421,333
                                                                ------------
           INDUSTRIAL CONGLOMERATES--1.2%
  1,795    3M Co.                                                    167,976
                                                                ------------
           INSURANCE--7.6%
    934    Ambac Financial Group, Inc.                                58,758
  1,716    Assured Guaranty Ltd.                                      46,624
     43    Berkshire Hathaway, Inc., Class B (a)                     169,935
    643    Everest Re Group Ltd.                                      70,884
  1,469    Hanover Insurance Group, Inc.                              64,915
  3,488    Loews Corp.                                               168,645
  1,616    MaxCapital Group Ltd.                                      45,313
    624    RLI Corp.                                                  35,393
    981    Transatlantic Holdings, Inc.                               68,994
  3,052    Travelers (The) Cos., Inc.                                153,638
  2,053    XL Capital Ltd., Class A                                  162,598
                                                                ------------
                                                                   1,045,697
                                                                ------------
           LIFE SCIENCES TOOLS & SERVICES--0.5%
    763    Ventana Medical Systems, Inc. (a)                          65,549
                                                                ------------
           MACHINERY--7.8%
    660    Actuant Corp., Class A                                     42,880
    777    Astec Industries, Inc. (a)                                 44,639


See Notes to Quarterly Portfolio of Investments                         Page 34

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MACHINERY (CONTINUED)
  1,290    Barnes Group, Inc.                                   $     41,177
  1,056    CLARCOR, Inc.                                              36,126
  3,051    CNH Global N.V.                                           185,317
  1,352    Cummins, Inc.                                             172,906
  1,080    Gardner Denver, Inc. (a)                                   42,120
  1,470    Graco, Inc.                                                57,492
  2,824    Illinois Tool Works, Inc.                                 168,423
  1,286    Joy Global, Inc.                                           65,406
    750    Kaydon Corp.                                               38,993
    834    Lincoln Electric Holdings, Inc.                            64,727
  1,085    Toro (The) Co.                                             63,831
    494    Valmont Industries, Inc.                                   41,916
                                                                ------------
                                                                   1,065,953
                                                                ------------
           MEDIA--2.9%
  6,073    Comcast Corp., Class A (a)                                146,845
  1,640    Harte-Hanks, Inc.                                          32,275
  8,298    Time Warner, Inc.                                         152,352
  2,329    Tribune Co.                                                63,628
                                                                ------------
                                                                     395,100
                                                                ------------
           METALS & MINING--5.7%
  1,630    Alcan, Inc.                                               163,130
  2,626    BHP Billiton Ltd. ADR                                     206,404
    917    Cleveland-Cliffs, Inc.                                     80,668
  2,051    Fording Canadian Coal Trust                                79,538
  1,589    Southern Copper Corp.                                     196,766
  1,964    Worthington Industries, Inc.                               46,272
                                                                ------------
                                                                     772,778
                                                                ------------
           MULTILINE RETAIL--0.5%
  2,374    Big Lots, Inc. (a)                                         70,840
                                                                ------------
           MULTI-UTILITIES--1.7%
  1,666    Alliant Energy Corp.                                       63,841
  1,912    NSTAR                                                      66,557
  1,978    OGE Energy Corp.                                           65,472
  1,693    PNM Resources, Inc.                                        39,413
                                                                ------------
                                                                     235,283
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--7.7%
  1,144    Berry Petroleum Co., Class A                               45,291
  2,272    Canadian Natural Resources Ltd.                           172,104


See Notes to Quarterly Portfolio of Investments                         Page 35

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           OIL, GAS & CONSUMABLE FUELS (CONTINUED)
  1,825    Exxon Mobil                                          $    168,922
  1,717    Frontier Oil Corp.                                         71,496
  1,439    Frontline Ltd.                                             69,475
  1,059    Holly Corp.                                                63,360
  3,585    Imperial Oil Ltd.                                         177,673
  2,148    Massey Energy Co.                                          46,869
  3,083    Petro-Canada                                              176,933
  1,497    Pioneer Natural Resources Co.                              67,335
                                                                ------------
                                                                   1,059,458
                                                                ------------
           PERSONAL PRODUCTS--0.5%
  1,622    NBTY, Inc. (a)                                             65,853
                                                                ------------
           REAL ESTATE INVESTMENT TRUSTS--1.2%
  2,781    Archstone-Smith Trust                                     167,249
                                                                ------------
           ROAD & RAIL--2.1%
  3,283    CSX Corp.                                                 140,283
  1,323    Union Pacific Corp.                                       149,578
                                                                ------------
                                                                     289,861
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.8%
  7,062    Applied Materials, Inc.                                   146,183
  2,824    Brooks Automation, Inc. (a)                                40,214
  1,503    FEI Co. (a)                                                47,239
  4,350    Linear Technology Corp.                                   152,207
                                                                ------------
                                                                     385,843
                                                                ------------
           SOFTWARE--1.2%
  2,823    SAP AG ADR                                                165,625
                                                                ------------
           SPECIALTY RETAIL--2.6%
  1,923    Aeropostale, Inc. (a)                                      36,652
  1,252    Barnes & Noble, Inc.                                       44,146
  1,247    Guess?, Inc.                                               61,140
  1,262    Men's Wearhouse (The), Inc.                                63,756
  2,231    Sherwin-Williams (The) Co.                                146,600
                                                                ------------
                                                                     352,294
                                                                ------------
           TEXTILES, APPAREL & LUXURY GOODS--0.3%
    433    Deckers Outdoor Corp. (a)                                  47,543
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 36

FIRST TRUST VALUE LINE(R) EQUITY ALLOCATION INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           TOBACCO--1.5%
  2,366    British American Tobacco PLC ADR                     $    170,305
    817    Universal Corp.                                            39,992
                                                                ------------
                                                                     210,297
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--0.8%
  1,375    Applied Industrial Technologies, Inc.                      42,391
    714    W.W. Grainger, Inc.                                        65,110
                                                                ------------
                                                                     107,501
                                                                ------------
           WIRELESS TELECOMMUNICATION SERVICES--1.2%
  2,341    ALLTEL Corp.                                              163,121
                                                                ------------


           TOTAL INVESTMENTS--100.3%
           (Cost $12,577,078) (b)                                 13,718,068
           NET OTHER ASSETS AND LIABILITIES--0.3%                    (41,591)
                                                                ------------
           NET ASSETS--100.0%                                   $ 13,676,477
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,379,147 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $238,157.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 37

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--99.9%
           AEROSPACE & DEFENSE--0.5%
 14,400    Northrop Grumman Corp.                               $  1,123,200
                                                                ------------
           AIR FREIGHT & LOGISTICS--0.5%
 15,019    United Parcel Service, Inc., Class B                    1,127,927
                                                                ------------
           BEVERAGES--1.6%
 22,684    Anheuser-Busch Cos., Inc.                               1,133,973
 19,990    Coca-Cola (The) Co.                                     1,148,825
 15,916    PepsiCo, Inc.                                           1,166,007
                                                                ------------
                                                                   3,448,805
                                                                ------------
           BUILDING PRODUCTS--0.5%
 48,080    Masco Corp.                                             1,114,014
                                                                ------------
           CAPITAL MARKETS--1.1%
 30,157    Federated Investors, Inc., Class B                      1,197,233
 15,390    Merrill Lynch & Co., Inc.                               1,096,999
                                                                ------------
                                                                   2,294,232
                                                                ------------
           CHEMICALS--1.1%
 22,856    E.I. du Pont de Nemours & Co.                           1,132,743
 15,206    PPG Industries, Inc.                                    1,148,814
                                                                ------------
                                                                   2,281,557
                                                                ------------
           COMMERCIAL BANKS--16.0%
 38,484    Associated Banc-Corp.                                   1,140,281
 21,599    Bank of Hawaii Corp.                                    1,141,507
 18,195    Bank of Montreal                                        1,191,408
 22,000    Bank of Nova Scotia                                     1,155,000
 27,870    BB&T Corp.                                              1,125,669
 11,571    Canadian Imperial Bank of Commerce                      1,156,406
 16,082    City National Corp.                                     1,117,860
 21,518    Comerica, Inc.                                          1,103,443
 24,692    Commerce Bancshares, Inc.                               1,133,116
 22,847    Cullen/Frost Bankers, Inc.                              1,145,092
 32,751    Fifth Third Bancorp                                     1,109,604
 40,324    First Horizon National Corp.                            1,075,038
 32,569    First Midwest Bancorp, Inc.                             1,112,557
 65,309    Huntington Bancshares, Inc.                             1,108,947
 10,763    M&T Bank Corp.                                          1,113,432
 25,495    Marshall & Ilsley Corp.                                 1,115,916
 44,510    National City Corp.                                     1,116,756
 67,565    Old National Bancorp                                    1,119,552
 16,276    PNC Financial Services Group, Inc.                      1,108,396
 37,708    Regions Financial Corp.                                 1,111,632
 21,238    Royal Bank of Canada                                    1,179,134
 14,779    SunTrust Banks, Inc.                                    1,118,327
 40,770    Synovus Financial Corp.                                 1,143,599
 15,330    Toronto-Dominion Bank (The)                             1,175,504
 34,439    U.S. Bancorp                                            1,120,301
 22,499    Wachovia Corp.                                          1,128,325


See Notes to Quarterly Portfolio of Investments                         Page 38

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           COMMERCIAL BANKS (CONTINUED)
 31,532    Wells Fargo & Co.                                    $  1,123,170
 42,718    Whitney Holding Corp.                                   1,126,901
 29,161    Wilmington Trust Corp.                                  1,134,363
 16,187    Zions Bancorporation                                    1,111,561
                                                                ------------
                                                                  33,862,797
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--3.8%
 20,098    Avery Dennison Corp.                                    1,145,988
 16,301    Corporate Executive Board (The) Co.                     1,210,186
 30,702    HNI Corp.                                               1,105,272
 25,158    Pitney Bowes, Inc.                                      1,142,676
 32,049    R.R. Donnelley & Sons Co.                               1,171,711
 35,250    Republic Services, Inc.                                 1,153,028
 29,943    Waste Management, Inc.                                  1,130,049
                                                                ------------
                                                                   8,058,910
                                                                ------------
           COMPUTERS & PERIPHERALS--0.5%
 24,757    Diebold, Inc.                                           1,124,463
                                                                ------------
           CONSTRUCTION MATERIALS--0.6%
 13,181    Vulcan Materials Co.                                    1,175,086
                                                                ------------
           CONTAINERS & PACKAGING--1.1%
 38,446    Bemis Co., Inc.                                         1,119,163
 37,104    Sonoco Products Co.                                     1,119,799
                                                                ------------
                                                                   2,238,962
                                                                ------------
           DISTRIBUTORS--0.5%
 22,410    Genuine Parts Co.                                       1,120,500
                                                                ------------
           DIVERSIFIED FINANCIAL SERVICES--1.1%
 22,404    Bank of America Corp.                                   1,126,249
 24,330    Citigroup, Inc.                                         1,135,481
                                                                ------------
                                                                   2,261,730
                                                                ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
 26,814    AT&T, Inc.                                              1,134,500
 71,090    Telecom Corp. of New Zealand Ltd. ADR                   1,205,686
 25,700    Verizon Communications, Inc.                            1,137,996
                                                                ------------
                                                                   3,478,182
                                                                ------------
           ELECTRIC UTILITIES--8.0%
 25,707    ALLETE, Inc.                                            1,150,645
 60,660    Duke Energy Corp.                                       1,133,735
 10,340    Entergy Corp.                                           1,119,719
 14,508    Exelon Corp.                                            1,093,323
 17,605    FirstEnergy Corp.                                       1,115,101
 18,282    FPL Group, Inc.                                         1,113,008
 39,669    Great Plains Energy, Inc.                               1,142,864
 53,119    Hawaiian Electric Industries, Inc.                      1,153,214


See Notes to Quarterly Portfolio of Investments                         Page 39

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           ELECTRIC UTILITIES (CONTINUED)
 31,308    Otter Tail Corp.                                     $  1,116,130
 28,479    Pinnacle West Capital Corp.                             1,125,205
 40,592    Portland General Electric Co.                           1,128,458
 22,959    PPL Corp.                                               1,063,002
 23,818    Progress Energy, Inc.                                   1,115,873
 30,755    Southern Co.                                            1,115,791
 45,568    Westar Energy, Inc.                                     1,119,150
                                                                ------------
                                                                  16,805,218
                                                                ------------
           ELECTRICAL EQUIPMENT--1.1%
 22,557    Emerson Electric Co.                                    1,200,483
 20,997    Hubbell, Inc., Class B                                  1,199,349
                                                                ------------
                                                                   2,399,832
                                                                ------------
           FOOD & STAPLES RETAILING--1.6%
 32,948    Sysco Corp.                                             1,172,619
 25,780    Wal-Mart Stores, Inc.                                   1,125,297
 26,953    Weis Markets, Inc.                                      1,150,624
                                                                ------------
                                                                   3,448,540
                                                                ------------
           FOOD PRODUCTS--7.0%
 24,474    Cadbury Schweppes PLC ADR                               1,138,530
 31,824    Campbell Soup Co.                                       1,177,488
 44,132    ConAgra Foods, Inc.                                     1,153,169
 19,590    General Mills, Inc.                                     1,136,416
 24,846    H.J. Heinz Co.                                          1,147,885
 24,556    Hershey (The) Co.                                       1,139,644
 21,109    J.M. Smucker (The) Co.                                  1,127,643
 20,342    Kellogg Co.                                             1,139,152
 32,663    Kraft Foods, Inc., Class A                              1,127,200
 30,098    Lancaster Colony Corp.                                  1,148,841
 31,002    McCormick & Co., Inc.                                   1,115,142
 68,504    Sara Lee Corp.                                          1,143,332
 35,214    Unilever PLC ADR                                        1,115,227
                                                                ------------
                                                                  14,809,669
                                                                ------------
           GAS UTILITIES--4.8%
 28,379    AGL Resources, Inc.                                     1,124,376
 40,035    Atmos Energy Corp.                                      1,133,791
 24,960    National Fuel Gas Co.                                   1,168,378
 23,138    New Jersey Resources Corp.                              1,147,413
 24,407    Northwest Natural Gas Co.                               1,115,400
 44,638    Piedmont Natural Gas Co.                                1,119,967
 31,867    South Jersey Industries, Inc.                           1,108,972
 43,211    UGI Corp.                                               1,122,622
 33,815    WGL Holdings, Inc.                                      1,145,990
                                                                ------------
                                                                  10,186,909
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 40

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES--1.1%
 25,005    Arrow International, Inc.                            $  1,137,477
 20,081    Hillenbrand Industries, Inc.                            1,104,857
                                                                ------------
                                                                   2,242,334
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--0.5%
 20,629    McDonald's Corp.                                        1,123,662
                                                                ------------
           HOUSEHOLD DURABLES--1.6%
 14,011    Fortune Brands, Inc.                                    1,141,756
 58,588    Leggett & Platt, Inc.                                   1,122,546
 23,450    Snap-on, Inc.                                           1,161,713
                                                                ------------
                                                                   3,426,015
                                                                ------------
           HOUSEHOLD PRODUCTS--2.2%
 18,580    Clorox (The) Co.                                        1,133,194
 16,274    Colgate-Palmolive Co.                                   1,160,662
 16,277    Kimberly-Clark Corp.                                    1,143,622
 16,241    Procter & Gamble (The) Co.                              1,142,392
                                                                ------------
                                                                   4,579,870
                                                                ------------
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
 12,653    Constellation Energy Group                              1,085,501
                                                                ------------
           INDUSTRIAL CONGLOMERATES--1.1%
 12,344    3M Co.                                                  1,155,151
 27,757    General Electric Co.                                    1,149,140
                                                                ------------
                                                                   2,304,291
                                                                ------------
           INSURANCE--6.6%
 20,463    Allstate (The) Corp.                                    1,170,279
 38,594    Arthur J. Gallagher & Co.                               1,118,068
 22,051    Chubb (The) Corp.                                       1,182,816
 26,639    Cincinnati Financial Corp.                              1,153,735
 19,014    Erie Indemnity Co., Class A                             1,162,326
 17,688    Lincoln National Corp.                                  1,166,877
 28,093    Manulife Financial Corp.                                1,159,117
 21,319    Mercury General Corp.                                   1,149,734
 61,246    Old Republic International Corp.                        1,147,750
 27,465    Protective Life Corp.                                   1,165,615
 22,860    Travelers (The) Cos., Inc.                              1,150,772
 14,607    XL Capital Ltd., Class A                                1,156,874
                                                                ------------
                                                                  13,883,963
                                                                ------------
           IT SERVICES--0.5%
 24,700    Automatic Data Processing, Inc.                         1,134,471
                                                                ------------
           MACHINERY--0.6%
 19,632    Illinois Tool Works, Inc.                               1,170,852
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 41

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MEDIA--2.1%
 25,430    Gannett Co., Inc.                                    $  1,111,291
 56,093    McClatchy (The) Co., Class A                            1,120,738
 57,993    New York Times (The) Co., Class A                       1,145,941
 26,562    Thomson (The) Corp.                                     1,113,745
                                                                ------------
                                                                   4,491,715
                                                                ------------
           MULTI-UTILITIES--8.6%
 29,685    Alliant Energy Corp.                                    1,137,529
 21,382    Ameren Corp.                                            1,122,555
 24,102    Consolidated Edison, Inc.                               1,115,923
 13,136    Dominion Resources, Inc.                                1,107,365
 42,246    Energy East Corp.                                       1,142,754
 21,883    Integrys Energy Group, Inc.                             1,121,066
 42,067    MDU Resources Group, Inc.                               1,171,145
 33,238    NSTAR                                                   1,157,015
 33,715    OGE Energy Corp.                                        1,115,967
 23,737    PG&E Corp.                                              1,134,629
 51,189    PNM Resources, Inc.                                     1,191,679
 29,455    SCANA Corp.                                             1,141,087
 19,135    Sempra Energy                                           1,112,126
 42,550    Vectren Corp.                                           1,161,190
 25,116    Wisconsin Energy Corp.                                  1,130,973
 51,888    Xcel Energy, Inc.                                       1,117,668
                                                                ------------
                                                                  18,180,671
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--3.2%
 15,910    BP PLC ADR                                              1,103,359
 12,013    Chevron Corp.                                           1,124,177
 30,810    Enbridge, Inc.                                          1,129,803
 13,541    Royal Dutch Shell PLC ADR                               1,112,799
 13,886    Total SA ADR                                            1,125,183
 31,269    TransCanada Corp.                                       1,144,757
                                                                ------------
                                                                   6,740,078
                                                                ------------
           PAPER & FOREST PRODUCTS--0.5%
 31,853    International Paper Co.                                 1,142,567
                                                                ------------
           PHARMACEUTICALS--3.8%
 21,052    Abbott Laboratories                                     1,128,808
 39,379    Bristol-Myers Squibb Co.                                1,134,903
 19,707    Eli Lilly & Co.                                         1,121,920
 21,132    GlaxoSmithKline PLC ADR                                 1,124,222
 17,389    Johnson & Johnson                                       1,142,457
 46,427    Pfizer, Inc.                                            1,134,212
 26,714    Sanofi-Aventis ADR                                      1,133,208
                                                                ------------
                                                                   7,919,730
                                                                ------------
           REAL ESTATE INVESTMENT TRUSTS--8.5%
  9,446    AvalonBay Communities, Inc.                             1,115,195
 19,971    BRE Properties, Inc.                                    1,116,978


See Notes to Quarterly Portfolio of Investments                         Page 42

FIRST TRUST VALUE LINE(R) DIVIDEND INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
 33,444    Duke Realty Corp.                                    $  1,130,742
 26,539    Equity Residential                                      1,124,192
 12,746    Federal Realty Investment Trust                         1,129,296
 34,128    Health Care Property Investors, Inc.                    1,132,026
 24,408    Kimco Realty Corp.                                      1,103,486
 28,732    Liberty Property Trust                                  1,155,313
 27,405    Mack-Cali Realty Corp.                                  1,126,346
 25,701    Plum Creek Timber Co., Inc.                             1,150,376
 17,011    ProLogis                                                1,128,680
 14,197    Public Storage                                          1,116,594
 11,123    Simon Property Group, Inc.                              1,112,300
 45,949    United Dominion Realty Trust, Inc.                      1,117,480
 34,190    Washington Real Estate Investment Trust                 1,134,423
 27,007    Weingarten Realty Investors                             1,119,710
                                                                ------------
                                                                  18,013,137
                                                                ------------
           SPECIALTY RETAIL--1.1%
 33,470    Home Depot (The), Inc.                                  1,085,767
 17,535    Sherwin-Williams (The) Co.                              1,152,225
                                                                ------------
                                                                   2,237,992
                                                                ------------
           TEXTILES, APPAREL & LUXURY GOODS--0.5%
 13,631    VF Corp.                                                1,100,703
                                                                ------------
           THRIFTS & MORTGAGE FINANCE--2.7%
 42,767    Astoria Financial Corp.                                 1,134,609
 33,067    Capitol Federal Financial                               1,130,891
 19,059    Freddie Mac                                             1,124,672
 43,941    Washington Federal, Inc.                                1,153,891
 31,824    Washington Mutual, Inc.                                 1,123,705
                                                                ------------
                                                                   5,667,768
                                                                ------------
           TOBACCO--1.1%
 16,563    Altria Group, Inc.                                      1,151,625
 22,930    Universal Corp.                                         1,122,424
                                                                ------------
                                                                   2,274,049
                                                                ------------


           TOTAL INVESTMENTS--99.9%
           (Cost $208,391,905) (a)                               211,079,902
           NET OTHER ASSETS AND LIABILITIES--0.1%                    236,814
                                                                ------------
           NET ASSETS - 100.0%                                  $211,316,716
                                                                ============


           (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $13,622,097 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $10,934,100.

           ADR - American Depositary Receipt


See Notes to Quarterly Portfolio of Investments                         Page 43

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--101.8%
           AIR FREIGHT & LOGISTICS--3.6%
    735    C.H. Robinson Worldwide, Inc.                        $     39,903
    856    Expeditors International of Washington, Inc.               40,489
                                                                ------------
                                                                      80,392
                                                                ------------
           AIRLINES--3.3%
    873    Ryanair Holdings PLC ADR (a)                               36,238
    813    UAL Corp. (a)                                              37,829
                                                                ------------
                                                                      74,067
                                                                ------------
           BIOTECHNOLOGY--13.5%
    689    Amgen, Inc. (a)                                            38,977
    762    Amylin Pharmaceuticals, Inc. (a)                           38,100
    567    Biogen Idec, Inc. (a)                                      37,609
    540    Celgene Corp. (a)                                          38,507
    490    Cephalon, Inc. (a)                                         35,799
    580    Genzyme Corp. (a)                                          35,937
    975    Gilead Sciences, Inc. (a)                                  39,849
    920    Vertex Pharmaceuticals, Inc. (a)                           35,337
                                                                ------------
                                                                     300,115
                                                                ------------
           CHEMICALS--1.8%
    847    Sigma-Aldrich Corp.                                        41,283
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--3.4%
  1,020    Cintas Corp.                                               37,842
  1,129    Monster Worldwide, Inc. (a)                                38,454
                                                                ------------
                                                                      76,296
                                                                ------------
           CONSTRUCTION & ENGINEERING--1.8%
    313    Foster Wheeler Ltd. (a)                                    41,091
                                                                ------------
           DIVERSIFIED CONSUMER SERVICES--1.7%
    628    Apollo Group, Inc., Class A (a)                            37,774
                                                                ------------
           DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
  7,869    Level 3 Communications, Inc. (a)                           36,591
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
  3,116    Flextronics International Ltd. (a)                         34,837
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--1.6%
  1,624    Patterson-UTI Energy, Inc.                                 36,654
                                                                ------------
           FOOD & STAPLES RETAILING--3.6%
    634    Costco Wholesale Corp.                                     38,909
    842    Whole Foods Market, Inc.                                   41,224
                                                                ------------
                                                                      80,133
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 44

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE EQUIPMENT & SUPPLIES--3.5%
    926    DENTSPLY International, Inc.                         $     38,559
    169    Intuitive Surgical, Inc. (a)                               38,870
                                                                ------------
                                                                      77,429
                                                                ------------
           HEALTH CARE PROVIDERS & SERVICES--3.4%
    682    Express Scripts, Inc. (a)                                  38,069
    972    Patterson Cos., Inc. (a)                                   37,529
                                                                ------------
                                                                      75,598
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--3.6%
  1,359    Starbucks Corp. (a)                                        35,606
    282    Wynn Resorts Ltd. (a)                                      44,432
                                                                ------------
                                                                      80,038
                                                                ------------
           HOUSEHOLD DURABLES--1.9%
    348    Garmin Ltd.                                                41,551
                                                                ------------
           INTERNET & CATALOG RETAIL--7.2%
    430    Amazon.Com, Inc. (a)                                       40,055
  1,283    Expedia, Inc. (a)                                          40,901
  1,343    IAC/InterActiveCorp (a)                                    39,847
  1,985    Liberty Media Corp. - Interactive, Class A (a)             38,132
                                                                ------------
                                                                     158,935
                                                                ------------
           INTERNET SOFTWARE & SERVICES--1.8%
  1,023    eBay, Inc. (a)                                             39,917
                                                                ------------
           IT SERVICES--5.0%
    802    CheckFree Corp. (a)                                        37,325
    791    Fiserv, Inc. (a)                                           40,230
    841    Paychex, Inc.                                              34,481
                                                                ------------
                                                                     112,036
                                                                ------------
           MACHINERY--3.6%
    837    Joy Global, Inc.                                           42,569
    446    PACCAR, Inc.                                               38,022
                                                                ------------
                                                                      80,591
                                                                ------------
           MEDIA--13.9%
  1,457    Comcast Corp., Class A (a)                                 35,230
  1,418    Discovery Holding Co., Class A (a)                         40,909
    897    EchoStar Communications Corp., Class A (a)                 41,989
    739    Lamar Advertising Co., Class A                             36,189
    912    Liberty Global, Inc., Class A (a)                          37,410
 11,221    Sirius Satellite Radio, Inc. (a)                           39,161
  1,612    Virgin Media, Inc.                                         39,123


See Notes to Quarterly Portfolio of Investments                         Page 45

FIRST TRUST NASDAQ-100 EX-TECHNOLOGY SECTOR INDEX(SM) FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MEDIA (CONTINUED)
  2,727    XM Satellite Radio Holdings, Inc., Class A (a)       $     38,642
                                                                ------------
                                                                     308,653
                                                                ------------
           MULTILINE RETAIL--1.6%
    283    Sears Holdings Corp. (a)                                   35,998
                                                                ------------
           PHARMACEUTICALS--3.3%
  1,315    Sepracor, Inc. (a)                                         36,163
    857    Teva Pharmaceutical Industries Ltd. ADR                    38,110
                                                                ------------
                                                                      74,273
                                                                ------------
           SOFTWARE--3.5%
  1,866    Activision, Inc. (a)                                       40,287
    687    Electronic Arts, Inc. (a)                                  38,465
                                                                ------------
                                                                      78,752
                                                                ------------
           SPECIALTY RETAIL--6.5%
  1,127    Bed Bath & Beyond, Inc. (a)                                38,453
  1,120    PetSmart, Inc.                                             35,728
  1,386    Ross Stores, Inc.                                          35,537
  1,649    Staples, Inc.                                              35,437
                                                                ------------
                                                                     145,155
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--1.7%
    852    Fastenal Co.                                               38,689
                                                                ------------
           WIRELESS TELECOMMUNICATION SERVICES--3.8%
    507    Millicom International Cellular S.A. (a)                   42,538
    516    NII Holdings, Inc. (a)                                     42,389
                                                                ------------
                                                                      84,927
                                                                ------------
           TOTAL INVESTMENTS--101.8%
           (Cost $2,345,338) (b)                                   2,271,775
           NET OTHER ASSETS AND LIABILITIES--(1.8%)                  (39,677)
                                                                ------------
           NET ASSETS--100.0%                                   $  2,232,098
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost was $99,131 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $172,694.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 46

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.2%
           AEROSPACE & DEFENSE--3.1%
 32,915    Hexcel Corp. (a)                                     $    747,500
                                                                ------------
           AUTO COMPONENTS--0.8%
 39,851    Ballard Power Systems, Inc. (a)                           198,458
                                                                ------------
           BEVERAGES--0.3%
  5,884    MGP Ingredients, Inc.                                      60,429
                                                                ------------
           BIOTECHNOLOGY--0.8%
  7,719    Metabolix, Inc. (a)                                       187,263
                                                                ------------
           CHEMICALS--2.5%
 24,393    Altair Nanotechnologies, Inc. (a)                          80,009
 11,679    Zoltek Cos., Inc. (a)                                     509,555
                                                                ------------
                                                                     589,564
                                                                ------------
           ELECTRICAL EQUIPMENT--33.4%
 14,184    American Superconductor Corp. (a)                         290,488
 15,951    Baldor Electric Co.                                       637,242
  9,541    Canadian Solar, Inc. (a)                                   90,067
 50,560    Capstone Turbine Corp. (a)                                 60,672
 17,126    China BAK Battery, Inc. (a)                               133,240
 13,861    Energy Conversion Devices, Inc. (a)                       314,922
 35,014    Evergreen Solar, Inc. (a)                                 312,675
 17,797    First Solar, Inc. (a)                                   2,095,420
 23,647    FuelCell Energy, Inc. (a)                                 211,404
 36,263    GrafTech International Ltd. (a)                           646,932
  5,843    Hoku Scientific, Inc. (a)                                  56,560
  5,999    JA Solar Holdings Co., Ltd. ADR (a)                       269,655
 12,190    Medis Technologies Ltd. (a)                               158,470
 30,457    Plug Power, Inc. (a)                                       94,417
 30,312    Power-One, Inc. (a)                                       154,591
 12,368    SunPower Corp., Class A (a)                             1,024,318
 25,899    Suntech Power Holdings Co. Ltd., ADR (a)                1,033,370
 10,332    Vicor Corp.                                               125,224
 10,085    Yingli Green Energy Holding Co., Ltd. ADR (a)             262,916
                                                                ------------
                                                                   7,972,583
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--10.8%
 59,782    AVX Corp.                                                 962,490
  6,784    Comverge, Inc. (a)                                        222,922
 13,834    Echelon Corp. (a)                                         345,988
 10,403    Itron, Inc. (a)                                           968,208
  6,553    Maxwell Technologies, Inc. (a)                             76,211
                                                                ------------
                                                                   2,575,819
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
  7,812    Greatbatch, Inc. (a)                                      207,721
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 47

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) U.S. LIQUID SERIES INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS  (CONTINUED)
           INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--2.6%
 13,259    Ormat Technologies, Inc.                             $    614,422

                                                                ------------
           IT SERVICES--1.0%
  6,348    EnerNOC, Inc. (a)                                         242,367
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--4.3%
 14,582    Aventine Renewable Energy Holdings, Inc. (a)              154,132
 38,253    Nova Biosource Fuels, Inc. (a)                            107,491
 14,112    Pacific Ethanol, Inc. (a)                                 135,757
 27,563    US BioEnergy Corp. (a)                                    212,511
 27,226    VeraSun Energy (a)                                        299,486
 21,808    Verenium Corp. (a)                                        115,146
                                                                ------------
                                                                   1,024,523
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--39.7%
 15,595    Advanced Analogic Technologies, Inc. (a)                  165,931
 29,473    Cree, Inc. (a)                                            916,610
 17,730    EMCORE Corp. (a)                                          170,208
 43,207    Fairchild Semiconductor International, Inc. (a)           807,107
 25,218    International Rectifier Corp. (a)                         831,942
 11,263    IXYS Corp. (a)                                            117,473
  6,046    LDK Solar Co., Ltd. ADR (a)                               416,569
 52,441    Linear Technology Corp.                                 1,834,910
 30,478    MEMC Electronic Materials, Inc. (a)                     1,793,935
 26,649    Microsemi Corp. (a)                                       742,974
 13,050    O2Micro International Ltd. ADR (a)                        201,884
 75,840    ON Semiconductor Corp. (a)                                952,550
  9,977    Power Integrations, Inc. (a)                              296,417
  3,901    Trina Solar Ltd. ADR (a)                                  222,240
                                                                ------------
                                                                   9,470,750
                                                                ------------

           TOTAL INVESTMENTS--100.2%
           (Cost $22,107,297) (b)                                 23,891,399
           NET OTHER ASSETS AND LIABILITIES--(0.2%)                  (46,927)
                                                                ------------
           NET ASSETS--100.0%                                   $ 23,844,472
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,795,037 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,010,935.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 48

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--102.6%
           REAL ESTATE INVESTMENT TRUSTS--102.6%
    189    Acadia Realty Trust                                  $      5,128
     45    Agree Realty Corp.                                          1,410
    185    Alexandria Real Estate Equities, Inc.                      17,808
    586    AMB Property Corp.                                         35,049
    138    American Campus Communities, Inc.                           4,042
     42    American Land Lease, Inc.                                     944
    568    Apartment Investment & Management Co.                      25,634
  1,313    Archstone-Smith Trust                                      78,964
     92    Associated Estates Realty Corp.                             1,200
    468    AvalonBay Communities, Inc.                                55,252
    384    BioMed Realty Trust, Inc.                                   9,254
    699    Boston Properties, Inc.                                    72,626
    510    Brandywine Realty Trust                                    12,908
    298    BRE Properties, Inc.                                       16,667
    329    Camden Property Trust                                      21,138
    385    CBL & Associates Properties, Inc.                          13,494
    260    Cedar Shopping Centers, Inc.                                3,541
    276    Colonial Properties Trust                                   9,467
    277    Corporate Office Properties Trust                          11,532
    219    Cousins Properties, Inc.                                    6,430
    729    Developers Diversified Realty Corp.                        40,729
    556    DiamondRock Hospitality Co.                                 9,680
    356    Digital Realty Trust, Inc.                                 14,023
    845    Duke Realty Corp.                                          28,569
    140    EastGroup Properties, Inc.                                  6,336
    167    Education Realty Trust, Inc.                                2,255
    157    Entertainment Properties Trust                              7,976
    323    Equity Inns, Inc.                                           7,293
    143    Equity Lifestyle Properties, Inc.                           7,407
    217    Equity One, Inc.                                            5,902
  1,627    Equity Residential                                         68,920
    148    Essex Property Trust, Inc.                                 17,400
    381    Extra Space Storage, Inc.                                   5,864
    331    Federal Realty Investment Trust                            29,327
    366    FelCor Lodging Trust, Inc.                                  7,294
    267    First Industrial Realty Trust, Inc.                        10,378
    142    First Potomac Realty Trust                                  3,096
  1,441    General Growth Properties, Inc.                            77,266
    221    Glimcher Realty Trust                                       5,194
  1,211    HCP, Inc.                                                  40,169
    475    Health Care REIT, Inc.                                     21,014
    281    Healthcare Realty Trust, Inc.                               7,491
    241    Hersha Hospitality Trust                                    2,386
    335    Highwoods Properties, Inc.                                 12,284
    197    Home Properties, Inc.                                      10,279
    551    Hospitality Properties Trust                               22,398
  3,065    Host Hotels & Resorts, Inc.                                68,779
  1,244    HRPT Properties Trust                                      12,303
    341    Inland Real Estate Corp.                                    5,282
    288    Investors Real Estate Trust                                 3,110
    753    iStar Financial, Inc.                                      25,594
    192    Kilroy Realty Corp.                                        11,641
  1,480    Kimco Realty Corp.                                         66,911
    170    Kite Realty Group Trust                                     3,196


See Notes to Quarterly Portfolio of Investments                         Page 49

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
    235    LaSalle Hotel Properties                             $      9,889
    376    Lexington Realty Trust                                      7,524
    536    Liberty Property Trust                                     21,553
    121    LTC Properties, Inc.                                        2,864
    422    Macerich (The) Co.                                         36,959
    399    Mack-Cali Realty Corp.                                     16,399
    291    Medical Properties Trust, Inc.                              3,876
    150    Mid-America Apartment Communities, Inc.                     7,478
    141    Monmouth Real Estate Investment Corp.                       1,187
    138    National Health Investors, Inc.                             4,266
    394    National Retail Properties, Inc.                            9,606
    534    Nationwide Health Properties, Inc.                         16,089
     47    One Liberty Properties, Inc.                                  914
     93    Parkway Properties, Inc.                                    4,105
    227    Pennsylvania Real Estate Investment Trust                   8,839
  1,025    Plum Creek Timber Co., Inc.                                45,879
    256    Post Properties, Inc.                                       9,907
    229    Potlatch Corp.                                             10,312
  1,508    ProLogis                                                  100,056
     94    PS Business Parks, Inc.                                     5,344
    731    Public Storage                                             57,493
    108    Ramco-Gershenson Properties                                 3,374
    457    Rayonier, Inc.                                             21,954
    593    Realty Income Corp.                                        16,574
    408    Regency Centers Corp.                                      31,314
    153    Republic Property Trust                                     2,245
     63    Saul Centers, Inc.                                          3,245
    491    Senior Housing Properties Trust                            10,831
  1,311    Simon Property Group, Inc.                                131,099
    349    SL Green Realty Corp.                                      40,753
    127    Sovran Self Storage, Inc.                                   5,822
    436    Strategic Hotels & Resorts, Inc.                            8,977
     94    Sun Communities, Inc.                                       2,828
    351    Sunstone Hotel Investors, Inc.                              9,000
    102    Supertel Hospitality, Inc.                                    769
    184    Tanger Factory Outlet Centers, Inc.                         7,469
    311    Taubman Centers, Inc.                                      17,027
    721    Thornburg Mortgage, Inc.                                    9,265
    791    UDR, Inc.                                                  19,237
     69    Universal Health Realty Income Trust                        2,452
    130    Urstadt Biddle Properties, Inc.                             2,011
    284    U-Store-It Trust                                            3,749
    785    Vornado Realty Trust                                       85,840
    274    Washington Real Estate Investment Trust                     9,091
    452    Weingarten Realty Investors                                18,740
    297    Winthrop Realty Trust, Inc.                                 1,999
                                                                ------------
                                                                   1,916,438
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 50

FIRST TRUST S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED


                                                                MARKET
                                                                VALUE
                                                                ------------

         TOTAL INVESTMENTS--102.6%
         (Cost $2,098,567)  (a)                                    1,916,438
         NET OTHER ASSETS AND LIABILITIES--(2.6%)                    (48,351)
                                                                ------------
         NET ASSETS--100.00%                                    $  1,868,087
                                                                ============


           (a) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,052 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $192,181.


See Notes to Quarterly Portfolio of Investments                         Page 51

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.3%
           BUILDING PRODUCTS--2.5%
  2,413    Ameron International Corp.                           $    255,223
                                                                ------------
           CHEMICALS--11.5%
  5,445    Arch Chemicals, Inc.                                      255,262
  5,346    Ashland, Inc.                                             321,883
 11,181    Calgon Carbon Corp. (a)                                   156,087
 14,225    Nalco Holding Co.                                         421,770
                                                                ------------
                                                                   1,155,002
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--4.2%
  4,453    Layne Christensen Co. (a)                                 247,052
  8,500    Tetra Tech, Inc. (a)                                      179,520
                                                                ------------
                                                                     426,572
                                                                ------------
           CONSTRUCTION & ENGINEERING--5.4%
  9,683    Insituform Technologies, Inc., Class A (a)                147,472
 10,495    Northwest Pipe Co. (a)                                    396,921
                                                                ------------
                                                                     544,393
                                                                ------------
           ELECTRICAL EQUIPMENT--6.1%
  4,174    Franklin Electric Co., Inc.                               171,593
  6,789    Roper Industries, Inc.                                    444,680
                                                                ------------
                                                                     616,273
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--3.6%
  3,927    Itron, Inc. (a)                                           365,486
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--4.1%
  3,778    IDEXX Laboratories, Inc. (a)                              414,031
                                                                ------------
           MACHINERY--42.2%
  4,251    Badger Meter, Inc.                                        136,245
  6,479    Crane Co.                                                 310,798
  5,221    Danaher Corp.                                             431,828
  9,546    Flow International Corp. (a)                               84,196
  5,581    Flowserve Corp.                                           425,160
 11,965    Gorman-Rupp (The) Co.                                     396,759
  8,872    IDEX Corp.                                                322,852
  5,727    ITT Corp.                                                 389,035
  3,492    Lindsay Corp.                                             152,880
  5,557    Mueller Industries, Inc.                                  200,830
 18,050    Mueller Water Products, Inc., Class B                     198,550
  8,213    Pall Corp.                                                319,486
  9,006    Pentair, Inc.                                             298,819
  4,089    Valmont Industries, Inc.                                  346,952
  7,530    Watts Water Technologies, Inc., Class A                   231,171
                                                                ------------
                                                                   4,245,561
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 52

FIRST TRUST ISE WATER INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           MULTI-UTILITIES--4.0%
  4,720    Veolia Environnement ADR                             $    406,581
                                                                ------------
           WATER UTILITIES--16.7%
  5,399    American States Water Co.                                 210,561
 14,942    Aqua America, Inc.                                        338,885
  5,228    California Water Service Group                            201,226
  9,733    Companhia de Saneamento Basico do Estado
              de Sao Paulo ADR (a)                                   480,809
  4,452    Consolidated Water Co., Ltd.                              133,649
  6,026    SJW Corp.                                                 205,728
  9,165    Southwest Water Co.                                       115,754
                                                                ------------
                                                                   1,686,612


           TOTAL INVESTMENTS--100.3%
           (Cost $9,603,939) (b)                                  10,115,734
           NET OTHER ASSETS AND LIABILITIES--(0.3%)                  (34,402)
                                                                ------------
           NET ASSETS--100.0%                                   $ 10,081,332
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $730,333 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $218,538.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 53

FIRST TRUST ISE-REVERE NATURAL GAS INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.7%
           GAS UTILITIES--10.4%
  3,028    Energen Corp.                                        $    172,959
  3,725    ONEOK, Inc.                                               176,565
  3,411    Questar Corp.                                             179,180
                                                                ------------
                                                                     528,704
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--90.3%
  2,077    Apache Corp.                                              187,055
  3,363    Atlas America, Inc.                                       173,632
  3,617    ATP Oil & Gas Corp. (a)                                   170,108
  4,578    Bill Barrett Corp. (a)                                    180,419
  4,841    Cabot Oil & Gas Corp.                                     170,210
  3,949    Carrizo Oil & Gas, Inc. (a)                               177,152
  5,043    Chesapeake Energy Corp.                                   177,816
 18,519    Compton Petroleum Corp. (a)                               172,967
  2,799    EnCana Corp. (Canada)                                     173,118
  3,852    Enerplus Resources Fund                                   181,814
  2,388    EOG Resources, Inc.                                       172,724
  4,702    EV Energy Partner LP (b)                                  168,285
  5,346    GMX Resources, Inc. (a)                                   171,981
 23,865    Ngas Resources, Inc. (a)                                  162,282
  2,670    Noble Energy, Inc.                                        187,007
  4,286    Penn Virginia Corp.                                       188,498
  4,262    Petroleum Development Corp. (a)                           189,020
  3,909    Pioneer Natural Resources Co.                             175,827
  3,752    Quicksilver Resources, Inc. (a)                           176,532
  4,307    Range Resources Corp.                                     175,123
  9,310    Rosetta Resources, Inc. (a)                               170,745
  4,066    Southwestern Energy Co. (a)                               170,162
  4,856    St. Mary Land & Exploration Co.                           173,214
  5,423    Statoil ASA ADR                                           183,948
  9,637    Talisman Energy, Inc.                                     189,848
  3,067    Ultra Petroleum Corp. (a)                                 190,276
                                                                ------------
                                                                   4,609,763
                                                                ------------


           TOTAL INVESTMENTS--100.7%
           (Cost $5,301,985) (c)                                   5,138,467
           NET OTHER ASSETS AND LIABILITIES--(0.7%)                  (36,232)
                                                                ------------
           NET ASSETS--100.0%                                   $  5,102,235
                                                                ============


           (a) Non-income producing security.

           (b) Master limited partnership ("MLP").

           (c) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $89,184 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $252,702.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 54

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--99.2%
           CHEMICALS--0.7%
  3,287    Sinopec Shanghai Petrochemical Co.,  Ltd. ADR        $    266,740
                                                                ------------
           COMMERCIAL BANKS--10.2%
 15,413    HDFC Bank Ltd. ADR                                      1,651,195
 47,621    ICICI Bank Ltd. ADR                                     2,510,579
                                                                ------------
                                                                   4,161,774
                                                                ------------
           COMMUNICATIONS EQUIPMENT--1.1%
 12,916    Comtech Group, Inc. (a)                                   235,200
 17,696    Qiao Xing Universal Telephone, Inc. (a)                   195,718
                                                                ------------
                                                                     430,918
                                                                ------------
           CONSTRUCTION & ENGINEERING--0.6%
  8,105    KHD Humboldt Wedag International Ltd. (a)                 247,203
                                                                ------------
           DIVERSIFIED CONSUMER SERVICES--0.8%
  4,796    New Oriental Education & Technology
              Group, Inc. ADR (a)                                    319,222
                                                                ------------
           DIVERSIFIED TELECOMMUNICATIONS--1.8%
  4,246    China Netcom Group Corp., Ltd. ADR                        222,915
  3,783    China Telecom Corp., Ltd. ADR                             289,362
  9,886    Videsh Sanchar Nigam Ltd. ADR                             216,701
                                                                ------------
                                                                     728,978
                                                                ------------
           ELECTRICAL EQUIPMENT--3.8%
  9,406    JA Solar Holdings Co., Ltd. ADR (a)                       422,800
 24,697    Solarfun Power Holdings Co., Ltd. ADR (a)                 326,000
 20,105    Suntech Power Holdings Co., Ltd. ADR (a)                  802,190
                                                                ------------
                                                                   1,550,990
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
 17,640    Nam Tai Electronics, Inc.                                 221,911
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
  8,882    China Medical Technologies, Inc. ADR                      380,061
  7,539    Mindray Medical International Ltd. ADR                    323,800
                                                                ------------
                                                                     703,861
                                                                ------------
           HOTELS, RESTAURANTS & LEISURE--2.0%
  5,948    Ctrip.com International Ltd. ADR                          308,106
  7,138    Home Inns & Hotels Managment, Inc. ADR (a)                248,402
 16,529    Melco PBL Entertainment Ltd. ADR (a)                      272,729
                                                                ------------
                                                                     829,237
                                                                ------------
           INDEPENDENT POWER PRODUCERS &
           ENERGY TRADERS--0.7%
  5,272    Huaneng Power International, Inc. ADR                     278,256
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 55

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           INSURANCE--5.6%
 26,744    China Life Insurance Co., Ltd. ADR                   $  2,305,868
                                                                ------------
           INTERNET SOFTWARE & SERVICES--5.2%
  4,653    Baidu.com ADR (a)                                       1,347,742
 11,946    NetEase.com, Inc. ADR (a)                                 201,887
  5,594    SINA Corp. (a)                                            267,673
  8,433    Sohu.com, Inc. (a)                                        318,008
                                                                ------------
                                                                   2,135,310
                                                                ------------
           IT SERVICES--15.5%
 41,353    Infosys Technologies Ltd. ADR                           2,001,072
 23,613    Patni Computer Systems Ltd. ADR                           551,364
 87,235    Satyam Computer Services Ltd. ADR                       2,258,513
 79,216    Wipro Ltd. ADR                                          1,143,879
 22,457    WNS Holdings Ltd. ADR (a)                                 386,260
                                                                ------------
                                                                   6,341,088
                                                                ------------
           MACHINERY--3.6%
 77,392    Tata Motors Ltd. ADR                                    1,481,283
                                                                ------------
           MARINE--0.6%
  7,389    Seaspan Corp.                                             243,098
                                                                ------------
           MEDIA--2.6%
 14,511    Focus Media Holding Ltd. ADR (a)                          841,928
 28,086    Xinhua Finance Media Ltd. ADR (a)                         215,139
                                                                ------------
                                                                   1,057,067
                                                                ------------
           METALS & MINING--6.5%
 37,799    Aluminum Corp. of China Ltd. ADR                        2,647,064
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--19.3%
 20,388    China Petroleum & Chemical Corp. ADR                    2,509,966
 11,957    CNOOC Ltd. ADR                                          1,990,004
 16,565    PetroChina Co., Ltd. ADR                                3,066,346
  3,327    Yanzhou Coal Mining Co., Ltd. ADR                         340,086
                                                                ------------
                                                                   7,906,402
                                                                ------------
           PERSONAL PRODUCTS--0.6%
 22,726    American Oriental Bioengineering, Inc. (a)                253,395
                                                                ------------
           PHARMACEUTICALS--1.7%
 41,544    Dr. Reddy's Laboratories Ltd. ADR                         679,660
                                                                ------------
           ROAD & RAIL--0.6%
  5,509    Guangshen Railway Co., Ltd. ADR                           240,358
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 56

FIRST TRUST ISE CHINDIA INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.2%
 31,983    Semiconductor Manufacturing International
              Corp. ADR (a)                                     $    191,578
  5,278    Trina Solar Ltd. ADR (a)                                  300,688
                                                                ------------
                                                                     492,266
                                                                ------------
           SOFTWARE--1.6%
 26,619    CDC Corp., Class A (a)                                    195,117
  7,989    Shanda Interactive Entertainment Ltd. ADR (a)             297,271
  5,047    The9 Ltd. ADR (a)                                         174,071
                                                                ------------
                                                                     666,459
                                                                ------------
           WIRELESS TELECOMMUNICATION SERVICES--10.7%
 47,610    China Mobile Ltd. ADR                                   3,905,925
 15,100    China Unicom Ltd. ADR                                     314,684
  6,831    Hutchison Telecommunications
             International Ltd. ADR (a)                              141,948
                                                                ------------
                                                                   4,362,557
                                                                ------------
           TOTAL INVESTMENTS--99.2%
           (Cost $35,027,524) (b)                                 40,550,965
           NET OTHER ASSETS AND LIABILITIES--0.8%                    317,332
                                                                ------------
           NET ASSETS--100.0%                                   $ 40,868,297
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess value over tax cost was $6,001,108 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $477,667.

           ADR - American Depositary Receipt.


See Notes to Quarterly Portfolio of Investments                         Page 57

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS--100.3%
           AEROSPACE & DEFENSE--3.1%
 45,796    Cubic Corp.                                          $  1,931,217
 32,641    Honeywell International, Inc.                           1,941,160
 13,108    Precision Castparts Corp.                               1,939,722
                                                                ------------
                                                                   5,812,099
                                                                ------------
           AUTO COMPONENTS--1.0%
 75,583    Cooper Tire & Rubber Co.                                1,844,225
                                                                ------------
           BEVERAGES--3.1%
 33,402    Coca-Cola (The) Co.                                     1,919,613
 35,074    Hansen Natural Corp. (a)                                1,987,994
 59,432    PepsiAmericas, Inc.                                     1,927,974
                                                                ------------
                                                                   5,835,581
                                                                ------------
           BIOTECHNOLOGY--2.0%
 27,674    Biogen Idec, Inc. (a)                                   1,835,616
 51,034    LifeCell Corp. (a)                                      1,917,348
                                                                ------------
                                                                   3,752,964
                                                                ------------
           CAPITAL MARKETS--1.0%
 68,905    Janus Capital Group, Inc.                               1,948,633
                                                                ------------
           CHEMICALS--3.1%
 23,946    Monsanto Co.                                            2,053,130
 50,493    Penford Corp.                                           1,903,586
 18,789    Potash Corp. of Saskatchewan, Inc.                      1,985,997
                                                                ------------
                                                                   5,942,713
                                                                ------------
           COMMERCIAL SERVICES & SUPPLIES--3.0%
 36,967    FTI Consulting, Inc. (a)                                1,859,810
 65,299    CDI Corp.                                               1,820,536
 34,276    Stericycle, Inc. (a)                                    1,959,216
                                                                ------------
                                                                   5,639,562
                                                                ------------
           COMMUNICATIONS EQUIPMENT--6.1%
 50,609    Ciena Corp. (a)                                         1,927,191
 59,383    Cisco Systems, Inc. (a)                                 1,966,171
 36,521    CommScope, Inc. (a)                                     1,834,815
 78,660    Corning, Inc.                                           1,938,969
 51,787    Nokia Oyj                                               1,964,281
 20,043    Research In Motion Ltd. (a)                             1,975,237
                                                                ------------
                                                                  11,606,664
                                                                ------------
           COMPUTERS & PERIPHERALS--3.1%
 12,767    Apple Computer, Inc. (a)                                1,960,245
 92,341    EMC Corp. (a)                                           1,920,693
 16,291    International Business Machines Corp.                   1,919,080
                                                                ------------
                                                                   5,800,018
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 58

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           CONSTRUCTION & ENGINEERING--2.0%
 13,389    Fluor Corp.                                          $  1,927,748
 24,546    Jacobs Engineering Group, Inc. (a)                      1,855,187
                                                                ------------
                                                                   3,782,935
                                                                ------------
           CONTAINERS & PACKAGING--1.0%
 47,372    Owens-Illinois, Inc. (a)                                1,963,569
                                                                ------------
           DISTRIBUTORS--1.0%
 54,416    LKQ Corp. (a)                                           1,894,221
                                                                ------------
           DIVERSIFIED CONSUMER SERVICES--3.1%
 52,962    DeVry, Inc.                                             1,960,123
 15,607    ITT Educational Services, Inc. (a)                      1,899,216
 11,514    Strayer Education, Inc.                                 1,941,606
                                                                ------------
                                                                   5,800,945
                                                                ------------
           ELECTRICAL EQUIPMENT--1.0%
 27,813    Rockwell Automation, Inc.                               1,933,282
                                                                ------------
           ELECTRONIC EQUIPMENT & INSTRUMENTS--5.1%
 23,916    Anixter International, Inc. (a)                         1,971,875
 43,323    FARO Technologies, Inc.                                 1,912,710
 35,301    FLIR Systems, Inc. (a)                                  1,955,322
 20,475    Itron, Inc. (a)                                         1,905,608
 56,121    National Instruments Corp.                              1,926,634
                                                                ------------
                                                                   9,672,149
                                                                ------------
           ENERGY EQUIPMENT & SERVICES--8.1%
 20,394    Cameron International Corp. (a)                         1,882,162
 15,587    Core Laboratories N.V.  (a)                             1,985,629
 16,594    Diamond Offshore Drilling, Inc.                         1,879,934
 37,693    Noble Corp.                                             1,848,842
 50,920    Rowan Cos., Inc.                                        1,862,654
 18,031    Schlumberger Ltd.                                       1,893,255
 26,187    Smith International, Inc.                               1,869,752
 28,306    Weatherford International Ltd. (a)                      1,901,597
                                                                ------------
                                                                  15,123,825
                                                                ------------
           FOOD & STAPLES RETAILING--1.0%
 41,381    Walgreen Co.                                            1,954,838
                                                                ------------
           FOOD PRODUCTS--1.0%
 65,601    Fresh Del Monte Produce, Inc. (a)                       1,886,029
                                                                ------------
           HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
 13,335    Alcon, Inc.                                             1,919,173
 34,954    ArthroCare Corp. (a)                                    1,953,579
  8,468    Intuitive Surgical, Inc. (a)                            1,947,640
 33,374    Kinetic Concepts, Inc. (a)                              1,878,289
 42,457    St. Jude Medical, Inc. (a)                              1,871,080
                                                                ------------
                                                                   9,569,761
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 59

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           HEALTH CARE PROVIDERS & SERVICES--3.1%
 35,892    Aetna, Inc.                                          $  1,947,859
 30,470    Chemed Corp.                                            1,894,015
 35,532    Express Scripts, Inc. (a)                               1,983,396
                                                                ------------
                                                                   5,825,270
                                                                ------------
           HEALTH CARE TECHNOLOGY--1.0%
 80,186    Eclipsys Corp. (a)                                      1,869,938
                                                                ------------
           HOUSEHOLD DURABLES--3.0%
 16,473    Garmin Ltd.                                             1,966,876
 53,030    Tempur-Pedic International, Inc.                        1,895,823
 60,217    Tupperware Brands Corp.                                 1,896,233
                                                                ------------
                                                                   5,758,932
                                                                ------------
           HOUSEHOLD PRODUCTS--1.0%
 17,111    Energizer Holdings, Inc. (a)                            1,896,754
                                                                ------------
           INDUSTRIAL CONGLOMERATES--1.0%
 34,616    McDermott International, Inc. (a)                       1,872,033
                                                                ------------
           INSURANCE--2.0%
 28,383    American International Group, Inc.                      1,920,110
 43,393    Aon Corp.                                               1,944,440
                                                                ------------
                                                                   3,864,550
                                                                ------------
           INTERNET & CATALOG RETAIL--2.0%
 20,434    Amazon.Com, Inc. (a)                                    1,903,427
 21,620    Priceline.com, Inc. (a)                                 1,918,775
                                                                ------------
                                                                   3,822,202
                                                                ------------
           INTERNET SOFTWARE & SERVICES--2.1%
 49,086    eBay, Inc. (a)                                          1,915,336
220,726    SkillSoft PLC ADR (a)                                   1,984,326
                                                                ------------
                                                                   3,899,662
                                                                ------------
           IT SERVICES--2.0%
 34,562    Computer Sciences Corp. (a)                             1,932,016
 43,765    Paychex, Inc.                                           1,794,365
                                                                ------------
                                                                   3,726,381
                                                                ------------
           LEISURE EQUIPMENT & PRODUCTS--1.0%
119,791    Callaway Golf Co.                                       1,917,854
                                                                ------------
           LIFE SCIENCES TOOLS & SERVICES--3.0%
 34,338    Charles River Laboratories International, Inc. (a)      1,928,079
 24,472    Covance, Inc. (a)                                       1,906,369


See Notes to Quarterly Portfolio of Investments                         Page 60

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
 22,874    Invitrogen Corp. (a)                                 $  1,869,492
                                                                ------------
                                                                   5,703,940
                                                                ------------
           MACHINERY--6.2%
 30,750    Actuant Corp., Class A                                  1,997,828
 62,092    Axsys Technologies, Inc. (a)                            1,922,368
 27,256    Bucyrus International, Inc., Class A                    1,987,780
 33,432    CNH Global N.V.                                         2,030,660
 43,721    Manitowoc (The) Co., Inc.                               1,935,966
 20,742    Valmont Industries, Inc.                                1,759,959
                                                                ------------
                                                                  11,634,561
                                                                ------------
           MEDIA--1.0%
 75,520    Shaw Communications, Inc., Class B                      1,875,917
                                                                ------------
           METALS & MINING--2.0%
 24,926    BHP Billiton Ltd. ADR                                   1,959,184
 15,303    Southern Copper Corp.                                   1,894,970
                                                                ------------
                                                                   3,854,154
                                                                ------------
           OIL, GAS & CONSUMABLE FUELS--1.0%
 56,392    Williams (The), Cos., Inc.                              1,920,712
                                                                ------------
           PAPER & FOREST PRODUCTS--1.0%
 53,201    International Paper Co.                                 1,908,320
                                                                ------------
           PHARMACEUTICALS--3.0%
 36,636    Merck & Co., Inc.                                       1,893,715
 15,791    Novo Nordisk A/S                                        1,911,342
 59,647    Schering-Plough Corp.                                   1,886,635
                                                                ------------
                                                                   5,691,692
                                                                ------------
           SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.0%
 33,667    KLA-Tencor Corp.                                        1,877,945
 53,523    NVIDIA Corp. (a)                                        1,939,674
 37,506    Sigma Designs, Inc. (a)                                 1,809,289
 36,354    Varian Semiconductor Equipment Associates, Inc. (a)     1,945,666
108,395    ANADIGICS, Inc. (a)                                     1,959,782
                                                                ------------
                                                                   9,532,356
                                                                ------------
           SOFTWARE--2.0%
 73,485    Jack Henry & Associates, Inc.                           1,900,322
 86,894    Oracle Corp. (a)                                        1,881,255
                                                                ------------
                                                                   3,781,577
                                                                ------------


See Notes to Quarterly Portfolio of Investments                         Page 61

FIRST TRUST VALUE LINE(R) 100 EXCHANGE-TRADED FUND
PORTFOLIO OF INVESTMENTS  (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)


                                                                MARKET
SHARES     DESCRIPTION                                          VALUE
------     ------------------------------------------------     ------------

           COMMON STOCKS (CONTINUED)
           SPECIALTY RETAIL--1.0%
 33,704    GameStop Corp., Class A (a)                          $  1,899,220
                                                                ------------
           TEXTILES, APPAREL & LUXURY GOODS--1.0%
 17,227    Deckers Outdoor Corp. (a)                               1,891,525
                                                                ------------
           TRADING COMPANIES & DISTRIBUTORS--2.0%
 62,130    Applied Industrial Technologies, Inc.                   1,915,468
 42,446    Fastenal Co.                                            1,927,473
                                                                ------------
                                                                   3,842,941
                                                                ------------
           TOTAL INVESTMENTS--100.3%
           (Cost $167,303,787) (b)                               189,754,504
           NET OTHER ASSETS AND LIABILITIES--(0.3%)                 (539,039)
                                                                ------------
           NET ASSETS--100.0%                                   $189,215,465
                                                                ============


           (a) Non-income producing security.

           (b) Aggregate cost for federal income tax and financial reporting purposes. As of September 30, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,446,730 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $996,013.


See Notes to Quarterly Portfolio of Investments                         Page 62

FIRST TRUST EXCHANGE-TRADED FUND
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2007 (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded Fund (the "Trust") is an open-end management investment company that currently consists of seventeen funds: First Trust Dow Jones Select MicroCap Index(SM) Fund, First Trust Morningstar(R) Dividend Leaders(SM) Index Fund, First Trust IPOX-100 Index Fund, First Trust NASDAQ-100 Equal Weighted Index(SM) Fund, First Trust NASDAQ-100-Technology Sector Index(SM) Fund, First Trust Amex(R) Biotechnology Index Fund, First Trust Dow Jones Internet Index(SM) Fund, First Trust DB Strategic Value Index Fund, First Trust Value Line(R) Equity Allocation Index Fund, First Trust Value Line(R) Dividend Index Fund, First Trust NASDAQ 100 Ex-Technology Sector Index(SM) Fund, First Trust NASDAQ(R) Clean Edge(R) U.S. Liquid Series Index Fund, First Trust S&P REIT Index Fund, First Trust ISE Water Index Fund, First Trust ISE-Revere Natural Gas Index Fund, First Trust ISE Chindia Index Fund, and the First Trust Value Line(R) 100 Exchange-Traded Fund (each a "Fund" or collectively the "Funds"). Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust's Board of Trustees. Portfolio securities listed on any exchange other than The NASDAQ Stock Market, Inc. ("NASDAQ(R)") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ(R) are valued at the NASDAQ(R) Official Closing Price as determined by NASDAQ(R). Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ(R), are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by a Fund differing from the closing sale prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities.

Valuing a Fund's securities using fair value pricing will result in using prices for the securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

                             ADDITIONAL INFORMATION

Dow Jones, Dow Jones Internet Composite Index(SM) and Dow Jones Select MicroCap Index(SM) are trademarks of Dow Jones & Company, Inc. and have been licensed for use. The First Trust Dow Jones Select MicroCap Index(SM) Fund, based on the Dow Jones Select MicroCap Index(SM) and the First Trust Dow Jones Internet Index(SM) Fund based on the Dow Jones Internet Composite Index(SM) are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of trading in the Funds.

Morningstar is a service mark of Morningstar, Inc. and has been licensed for use. The First Trust Morningstar(R) Dividend Leaders(SM) Index Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

IPOX is a trademark of IPOX Schuster LLC. IPOX IPO Indexes and Derivatives (patent pending).

NASDAQ, NASDAQ-100, NASDAQ-100 Index(R), NASDAQ-100 Technology Sector Index(SM), NASDAQ-100 Equal-Weighted Index(SM), and NASDAQ-100 Ex-Tech Sector Index(SM), are trademarks of the NASDAQ Stock Market, Inc. (which with its affiliates is referred to as the Corporations) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The Nasdaq Stock Market, Inc. ("Nasdaq") and Clean Edge, Inc. ("Clean Edge") respectively. Nasdaq and Clean Edge are, collectively with their affiliates, the "Corporations." The Marks are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The Amex(R) Biotechnology Index(SM) is a trademark of the American Stock Exchange LLC and is licensed for use by First Trust Advisors L.P. The Fund is not sponsored or endorsed by the American Stock Exchange LLC. American Stock Exchange LLC makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market. American Stock Exchange LLC has no obligation to take the needs of the owners of the Fund into consideration in determining, composing or calculating the Index. American Stock Exchange LLC is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Fund.

"Deutsche Bank" and "Deutsche Bank CROCI(R) US+ Index" are service marks of Deutsche Bank AG ("Deutsche Bank"). Deutsche Bank has no relationship to First Trust or the First Trust DB Strategic Value Index Fund, other than the licensing of the Index and its service marks for use in connection with the Fund.

"Value Line(R)", "Value Line(R) Equity Allocation Index", "Value Line(R) Dividend Index" and "Value Line(R) 100 Index" are trademarks of Value Line(R), Inc. and have been licensed for use for certain purposes by First Trust on behalf of the Funds. The First Trust Value Line(R) Equity Allocation Index Fund based on the Value Line(R) Equity Allocation Index, the First Trust Value Line(R) Dividend Index Fund, based on the Value Line(R) Dividend Index and the First Trust Value Line(R) 100 Exchange-Traded Fund, based on the Value Line(R) 100 Index, are not sponsored, endorsed, sold, or promoted by Value Line(R), Inc., and Value Line(R) makes no representation regarding the advisability of investing in the Fund.

Standard & Poor's(R), S&P(R) and S&P REIT Composite Index are registered trademarks of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation, warranty or condition regarding the advisability of investing in the Fund.

"International Securities Exchange(TM)", "ISE(TM)", "ISE Water Index(TM)", "ISE ChIndia Index(TM)" and the ISE-Revere Natural Gas Index(TM)" are trademarks of the International Securities Exchange(TM) and have been licensed for use for certain purposes by First Trust Advisors L.P. Each Fund, based on its corresponding index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(TM) and the International Securities Exchange(TM) makes no representation regarding the advisability of trading in such products.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust Exchange-Traded Fund
               -------------------------------------------------------

By:  /s/ James A. Bowen
     -----------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)

Date: November 27, 2007
      ----------------------------------------------------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ James A. Bowen
     -----------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)

Date: November 27, 2007
      ----------------------------------------------------------------



By:  /s/ Mark R. Bradley
     -----------------------------------------------------------------
     Mark R. Bradley,
     Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: November 27, 2007
      ----------------------------------------------------------------